Nuveen Exchange-Traded Funds

Providing tax-free income to help you live your dreams.

NUVEEN PERFORMANCE PLUS MUNICIPAL FUND, INC.
NUVEEN MUNICIPAL ADVANTAGE FUND, INC.
NUVEEN MUNICIPAL MARKET OPPORTUNITY FUND, INC.

ANNUAL REPORT/OCTOBER 31, 1995
Photographic image of man seated at breakfast table with wife standing behind him.

Photographic image of Nuveen Research Department. Four people around a table working.
Research: a foundation
Your financial plan is in place. You and your adviser have made asset allocation decisions. For the tax-free portion of your portfolio, you want dependable income, safety of principal, and diversification. Solid, reliable Nuveen research helps to keep your tax-free investments on the path you have chosen.

Paul Williams, Vice President and Manager of Investment Strategies and Research, emphasizes fundamental research as a strategy for finding value.

The strength of Nuveen's Research Department is illustrated by the numerous awards and press coverage we receive. Annual industry polls consistently recognize the quality and depth of Nuveen Research.
Photographic image of a grouping of awards/statuettes.
At Nuveen, we believe that attention to detail combined with years of experience is the foundation for sound research. Sound research means finding quality bonds that deliver timely and dependable income over many decades. Beyond this, it means adding value by identifying bonds whose credit strengths are not yet understood by the market.

USING RESEARCH TO TRACK QUALITY AND VALUE
With tens of thousands of bonds available for investment today, the municipal market is one of the nation's largest--and most complex--securities markets. At the same time, the number of analysts devoted to researching the municipal market is comparatively small. While more than 12,000 analysts at nearly 2,000 firms and investment organizations research the 7,500 common stocks available in the equity market, approximately 1,000 analysts at 400 firms and rating agencies cover 60,000 municipal bond issues.
  Selecting those bonds that will outperform the market and help you achieve your investment goals depends upon an ability to analyze and understand complexities ranging from the demand for a new highway or airport to the impact of an industry closure on the financial position of a town's water and sewer system.
  At Nuveen, we can provide this depth because we have the largest research staff in the investment banking industry devoted exclusively to the analysis of municipal bonds. Our award-winning team of more than 30 research professionals provides invaluable support to our portfolio managers, assisting them in careful analysis of bond issues considered for purchase--even those rated AAA.
  On a daily basis, our research analysts prepare credit reviews to assist in the selection of bonds that offer the best combination of yield and security, monitor the continued creditworthiness of portfolio holdings, and analyze economic, political, and demographic trends affecting the markets.
  The scope of this analysis is broad. We understand the beneficial insights that can be obtained by assessing the impact of local elections in small towns or gaining an understanding of the global wood pulp market to accurately evaluate a municipal issue in Alaska. Recently a financial adviser noticed a large number of clippings on salmon fishing on one Nuveen analyst's desk. The analyst explained that the articles provided information on salmon spawning, a conservation issue having a major impact on public hydroelectric projects in the Pacific Northwest. With the largest research staff in the industry, we can analyze subtle but essential details such as this--and apply our findings to enhance the performance of your portfolio.

BENEFITING OUR INVESTORS
The Nuveen Research Department supports the investment goals of fund investors through three major activities:

Primary research and surveillance
Every year, our research staff reviews thousands of tax-exempt issues valued at more than $100 billion to help our portfolio managers select the most appropriate bonds based on current yield, price, credit quality, and future prospects.
  A recent example of the way Nuveen Research benefits our shareholders was our successful investment in Philadelphia water and sewer bonds. When the city decided to issue bonds to fund badly needed capital improvements, the city's fiscal difficulties resulted in an issue that was priced below that of other cities for similar bonds, generating higher income. However, Nuveen's own research performed independently from the rating agencies indicated that the city water and sewer system was economically sound and that adequate legal safeguards would be in place to protect the investment. Following the completion of the improvements, the prices of these bonds resulted in a sizable portfolio gain to our shareholders.

Research reports
Just as you rely on your financial adviser for seasoned, prudent advice, financial advisers depend on Nuveen's research reports to keep current on market developments. Reports cover issues ranging from credit analysis of specific states to comprehensive examinations of tax-free investment strategies and the impact of national and state elections on municipal issues. (For a list of research reports currently available to you and your adviser, please refer to the attached reply card.)

Investor interests
We take our responsibility to our shareholders seriously by actively representing their interests before the industry and government groups that oversee and regulate the markets. We testified before a U.S. Senate subcommittee to support better disclosure of financial information by bond issuers. Our analysis of the effect of the Orange County bankruptcy on other California issuers helped a California Senate subcommittee understand the importance of fiscal conservatism and prudent policy decisions. By providing informed opinions backed by years of experience, we help to define and set policy that benefits you.
  At Nuveen, quality research is one of the core elements of our disciplined approach to providing you with dependable income, credit quality, and diversification--key elements of a successful investment program.

Nuveen's research reports are often used by the press as background when covering the municipal market in depth.
Photographic image of a grouping of research reports and newspapers.

Photographic image of man seated at breakfast table with wife standing behind him.
CONTENTS
6    Municipal market perspective
7    Dear shareholder
9    Answering your questions
14   Fund performance
16   Commonly used terms
18   Shareholder meeting report
19   Portfolio of investments
41   Statement of net assets
42   Statement of operations
43   Statement of changes in net assets
45   Notes to financial statements
54   Financial highlights
56   Report of independent auditors
57   Nuveen Exchange-Traded Funds dividend reinvestment program

Municipal market perspective
The start of 1995 brought with it a turnaround in the bond market, concluding one of the worst periods in recent bond market history. This rebound reflects a general consensus that inflation is under control following an unprecedented series of seven interest rate hikes by the Federal Reserve Board over a twelve-month period.

In early July, the Federal Reserve reacted to the slowing economy by making a much-anticipated move to ease short-term rates, the first such reduction in nearly three years. Further rate cuts remain a possibility, as the Fed keeps a close eye on the strength of the expanding economy and the outcome of Congressional efforts to balance the federal budget.

In the municipal bond market, prospects of another Fed easing helped municipals gain momentum toward year end, despite an exceptionally strong stock market and continued debate about potential tax reform legislation. Inflation for the year remained low, a benefit to bondholders.

Dear shareholder
Photographic image of Richard Franke, Chairman of Nuveen.
"Over time, municipal bonds have proven to be a valuable and dependable component of successful investment programs."
Since the beginning of 1995, we have enjoyed a welcome rebound in the bond markets, as we put behind us 1994--a very volatile period in bond market history. This period serves as a reminder that weathering the ups and downs of the markets is a normal part of the investment process. We can gain a better perspective on this process if we remember one of the basic principles of investing: A financial plan that focuses on your long-term goals can minimize the impact of any short-term market volatility.
  Municipal bond funds continue to be an attractive way to invest for the long term, offering steady tax-free income and diversification across market sectors. Throughout the past year, we have kept our sights focused on successfully meeting these objectives, providing you with a solid source of current income, credit quality, and enhanced share price relative to the market as a whole.
  As of October 31, 1995, current yields on share prices for the funds covered in this report ranged from 7.08% to 7.20%. To match these yields, an investor in the 36% federal income tax bracket would have had to earn at least 11.06% on taxable alternatives of comparable quality. Without question, taxable yields at these levels on investments of comparable quality are difficult to achieve in today's markets.
  Reflecting the rebound in the bond market, each of these funds reported gains in net asset value over October 31, 1994, as well as substantial increases in share price. The 12-month total returns on net asset value, reflecting share price gains plus reinvested dividend income, ranged from 13.58% to 15.30%, which translates to 17.95% to 19.61% on a taxable-equivalent basis. These performance results remind us of the important role that municipal bonds--and the tax-free income they provide--can play as part of an investment strategy focused on diversification and long-term performance.
  The value and dependability of your municipal bond investments are enhanced by the fact that you have chosen tax-free exchange-traded funds managed by Nuveen. We offer a combination of professional management, award-winning research, and shareholder service that distinguishes Nuveen as a fund manager.

  Our portfolio management strategy, which we call value investing, relies on a disciplined approach to security selection and portfolio construction designed to deliver above-market performance by emphasizing securities that are underpriced or undervalued by the market. This approach is supported by the strength of Nuveen Research, which provides the insights and experience to assist portfolio managers in identifying and selecting bonds with strong credit quality. Our research professionals continually monitor our holdings in order to alert portfolio managers about changes that may affect quality.
  Nuveen also prides itself on its exceptional service to shareholders. Through annual and semiannual reports, regular statements, as well as our toll-free information lines, our communication programs help us stay in touch with your needs and concerns. We also provide support to financial advisers across the nation by supplying them with the information they need to answer your questions and ensure that products are selected to meet your needs. Our educational reports--covering issues such as credit analyses, tax-free investment strategies, and tax reform proposals--are available to both you and your adviser to keep you current on market developments.
  As you review the following pages detailing the solid performance of your funds, we trust you will come away with the feeling that these results, coupled with Nuveen's continued pledge of premium service, add up to a rewarding investment experience. We look forward to serving your tax-free investment needs in the future.

Sincerely,



Richard J. Franke
Chairman of the Board
December 15, 1995

Answering your questions
Photographic image of montage of letters received by Nuveen.
Tom Spalding, head of Nuveen's portfolio management team, offers insights into value investing and the bond market recovery.

How has the recovery of the municipal bond market affected Nuveen funds?
In short, the market recovery has helped most Nuveen funds regain some of the share price they lost during 1994's market. To put this in perspective, the setback in the bond market last year--which goes on record as one of the most volatile periods in decades--was the first downturn experienced by many Nuveen exchange-traded fund investors, and they reacted by selling their shares. This, in turn, drove share prices down even further. Since the beginning of the recovery in early 1995, however, municipal bond prices have increased, and most Nuveen funds have seen their prices rise 12% to 15%.
  Because of their capital structure, leveraged funds such as the ones covered in this report, experienced greater price declines in 1994 than unleveraged funds, and they generally responded more quickly to the stabilizing interest rate environment with recovering prices.

Photographic image of Tom Spalding, Portfolio Manager at Nuveen.
Tom Spalding, head of Nuveen's portfolio management team, answers investors' questions on developments in the municipal market.

Why do some of these funds continue to trade at a discount despite the recovery?
To understand why this is happening, it may be helpful to remember that each share has two prices: the net asset value (NAV), which represents the underlying value--or the sum of assets and liabilities--of the fund, and the share price, which reflects the market's assessment of the fund.
  As the market turned around in 1995, net asset values appreciated more quickly than share prices. This is typical of a market that sometimes takes a while to recognize underlying value balanced against the various factors that affect share price, such as interest rates, inflation forecasts, the relative strength of the stock market, or the legislative and tax outlook. The fact that gains in NAVs are currently outpacing the rate of change in share prices means that the market is lagging in recognizing the value currently offered by municipal bonds.
  Investors in the Nuveen national funds should be aware that the net asset values for these funds, as shown in the pages of this report, remain quite strong. For long-term investors, in fact, the current period may present a buying opportunity, as shares can be purchased at prices lower than their underlying value--and at a time when the bond market is strong.

What does Nuveen mean by "value investing"? Where are Nuveen analysts finding value today?
At Nuveen, we define value investing as a disciplined approach to security selection and portfolio construction designed to deliver above-market performance by emphasizing securities that offer good intrinsic value but that are underpriced or undervalued by the market. Our value investing approach concentrates on identifying individual bonds with current yields, prices, credit quality, and future prospects that are exceptionally attractive in relation to other bonds in the market.
  As we search for value in the market today, our analysts continue to assess investment potential across the entire spectrum of geographical and sector opportunities. During 1995, we have seen many credit upgrades on portfolio holdings, meaning that our judgments about credit quality have been rewarded. We currently favor revenue bonds, which offer a dedicated revenue stream--such as tollways or recycling plants, over general obligation bonds, which rely on the taxing power of a state or municipality. One example of revenue bonds that have performed exceptionally well for us recently are those issued for the Denver International Airport.

What does Nuveen see as the impact of the flat tax proposals?
We have been closely monitoring the various flat tax proposals currently being debated in Congress and their implications for tax-free funds. Four major tax reform proposals are currently under discussion, all with the common goal of simplifying the federal tax code and increasing incentives for saving and investment. It is important to note that none of the proposals has gained a strong consensus and implementation of any measure that manages to pass both houses is at least two years away. We believe that some action on the tax reform front is likely, as our tax laws are constantly being reevaluated and revised, although changes of the magnitude outlined in those proposals are rare.
  As we look at the bond market today, we can see some evidence that the market is already compensating investors for the uncertainty of tax reform. Yields on municipal bonds are currently at a level equal to 90% or more of Treasury bond yields, an historically high level. These yields are comparable to taxable yields in the 10% range, providing good value that is tough to match.
  Once this issue is resolved, we're confident that municipal bonds--because of their high credit quality and attractive yields--will continue to hold a strategic place in the prudent investor's portfolio. The importance of municipal bonds is enhanced by the integral role they play in maintaining our way of life in this country. Our cities, counties, and states will always have a need for financing to build and upgrade projects such as roads, hospitals, and water treatment systems, and municipal bonds will continue to be an essential way to match America's long-term needs for capital improvements with investors' long-term needs for secure income.
What is Nuveen's outlook as we head into 1996?
Inflation remains low and the economy seems to be expanding at a reasonable pace, and while both of these factors can change and have an impact on the bond market, the current environment is favorable for bonds. While municipal supply is down from past years, demand from institutional investors such as insurance companies has been strong in 1995, contributing to the rebound in municipal prices. If we experience continued slow and steady economic growth, combined with low inflation and stable interest rates, that would draw in greater numbers of individual investors as well.

NUVEEN PERFORMANCE PLUS MUNICIPAL FUND, INC.
NPP
In keeping with the Fund's objective of providing attractive tax-free income, shareholders enjoyed 12 months of stable dividends.
12 MONTH DIVIDEND HISTORY
Date      Monthly Dividends   Supplemental Dividends      Capital Gains
11/94     $0.0900
12/94     $0.0900
1/95      $0.0900
2/95      $0.0900
3/95      $0.0900
4/95      $0.0900
5/95      $0.0900
6/95      $0.0900
7/95      $0.0900
8/95      $0.0900
9/95      $0.0900
10/95     $0.0900
FUND HIGHLIGHTS 10/31/95
Yield                                                     7.08%
Taxable-equivalent yield                                 11.06%
Annual total return on NAV                               13.58%
Taxable-equivalent total return                          17.95%
Federal tax rate                                         36.00%
Share price                                             $15.25
NAV                                                     $15.21
The price, net asset value and dividend history used in this chart constitute past performance and do not necessarily predict the future price, net asset value or dividends of the Fund or of any other Nuveen Fund.

NUVEEN MUNICIPAL ADVANTAGE FUND, INC.
NMA
While the dividend income remained attractive compared with other funds, the dividend was reduced during the 12 months as older, higher coupon bonds were called and replaced with today's lower-yielding bonds.
12 MONTH DIVIDEND HISTORY
Date      Monthly Dividends   Supplemental Dividends      Capital Gains
11/94     $0.0930
12/94     $0.0930
1/95      $0.0930
2/95      $0.0900
3/95      $0.0900
4/95      $0.0900
5/95      $0.0900
6/95      $0.0900
7/95      $0.0900
8/95      $0.0900
9/95      $0.0900
10/95     $0.0900
FUND HIGHLIGHTS 10/31/95
Yield                                                     7.14%
Taxable-equivalent yield                                 11.16%
Annual total return on NAV                               14.62%
Taxable-equivalent total return                          18.96%
Federal tax rate                                         36.00%
Share price                                             $15.125
NAV                                                     $15.57
The price, net asset value and dividend history used in this chart constitute past performance and do not necessarily predict the future price, net asset value or dividends of the Fund or of any other Nuveen Fund.

NUVEEN MUNICIPAL MARKET OPPORTUNITY FUND, INC.
NMO
While the dividend income remained attractive compared with other funds, the dividend was reduced during the 12 months as older, higher coupon bonds were called and replaced with today's lower-yielding bonds.
12 MONTH DIVIDEND HISTORY
Date      Monthly Dividends   Supplemental Dividends      Capital Gains
11/94     $0.0930
12/94     $0.0930
1/95      $0.0930
2/95      $0.0900
3/95      $0.0900
4/95      $0.0900
5/95      $0.0900
6/95      $0.0900
7/95      $0.0900
8/95      $0.0900
9/95      $0.0900
10/95     $0.0900
FUND HIGHLIGHTS 10/31/95
Yield                                                     7.20%
Taxable-equivalent yield                                 11.25%
Annual total return on NAV                               15.30%
Taxable-equivalent total return                          19.61%
Federal tax rate                                         36.00%
Share price                                             $15.00
NAV                                                     $15.77
The price, net asset value and dividend history used in this chart constitute past performance and do not necessarily predict the future price, net asset value or dividends of the Fund or of any other Nuveen Fund.

Commonly used terms
Yield
An exchange-traded fund's annualized monthly dividend on a given date (in the case of this report, October 31, 1995) divided by its closing price per share on that date.

Taxable equivalent yield
The return an investor subject to a given federal income tax rate would need to obtain from a fully taxable investment to equal the fund's stated annualized yield on share price. In this report, the tax rate is assumed to be 36.0% for shareholders, based on incomes of $117,950-$256,500 for investors filing singly, $143,600-$256,500 for those filing jointly.

Net Asset Value (NAV)
The market value of all securities and other assets held by an exchange-traded fund, minus any liabilities. The NAV per share is the fund's net assets, less the value of its preferred shares, divided by the total number of common shares outstanding.

Total return on NAV
The percentage change in a fund's NAV per common share for a given period, assuming reinvestment of all dividends and capital gains distributions, if any.

Taxable equivalent total return
The total return an investor subject to a given state and federal income tax rate would need to obtain from a fully taxable investment to equal the Fund's stated total return on NAV.

Leverage
A technique used to enhance the income produced for common shareholders by a long-term municipal bond fund through the issuance of short-term preferred shares. The proceeds from the sale of the preferred shares can be used to purchase additional long-term bonds, thus increasing the portfolio's income stream. Changes in net asset value per share, both up and down, are also magnified by leverage.

Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the 12-month period ended October 31, 1995. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

SHAREHOLDER MEETING REPORT
On July 26, 1995, Nuveen Exchange-Traded Funds held an Annual Meeting of
Shareholders. At the meeting, shareholders voted to elect directors of the
Funds and to ratify selection of the auditors for the Funds. The directors elected at the meeting include: Lawrence H. Brown, Richard J. Franke, Anne E.
Impellizzeri, and Peter R. Sawers.
                                                                          NPP            NMA            NMO
Approval of the DIRECTORS
was reached as follows:
Lawrence H. Brown
   For                                                                51,381,584     37,234,369     39,675,331
   Abstain                                                               503,848        428,813        454,173
                                                                      ----------     ----------     ----------
     Total                                                            51,885,432     37,663,182     40,129,504
                                                                      ==========     ==========     ==========
Richard J. Franke
   For                                                                51,389,872     37,252,713     39,713,267
   Abstain                                                               495,560        410,469        416,237
                                                                      ----------     ----------     ----------
     Total                                                            51,885,432     37,663,182     40,129,504
                                                                      ==========     ==========     ==========
Anne E. Impellizzeri
   For                                                                51,349,010     37,197,405     39,659,833
   Abstain                                                               536,422        465,777        469,671
                                                                      ----------     ----------     ----------
     Total                                                            51,885,432     37,663,182     40,129,504
                                                                      ==========     ==========     ==========
Peter R. Sawers
   For                                                                51,381,372     37,251,314     39,706,477
   Abstain                                                               504,060        411,868        423,027
                                                                      ----------     ----------     ----------
     Total                                                            51,885,432     37,663,182     40,129,504
                                                                      ==========     ==========     ==========
Ratification of auditors
was reached as follows:
   For                                                                51,055,405     37,000,822     39,507,583
   Against                                                               233,915        136,295        156,419
   Abstain                                                               596,112        526,065        465,502
                                                                      ----------     ----------     ----------
     Total                                                            51,885,432     37,663,182     40,129,504
                                                                      ==========     ==========     ==========

PORTFOLIO OF INVESTMENTS
NUVEEN PERFORMANCE PLUS MUNICIPAL FUND, INC. (NPP)
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    ALABAMA - 0.6%
 $    3,745,000     Alabama Housing Finance Authority, Single Family
                         Mortgage (GNMA), 8.000%, 10/01/20                              10/98 at 102            AAA $    4,013,142
      3,700,000     Alabama Water Pollution Control Authority,
                         6.750%, 8/15/17                                                 8/05 at 100            Aaa      4,065,190
                    ALASKA - 0.6%
      1,415,000     Alaska Housing Finance Corporation, Collateralized
                         Home Mortgage, 8.375%, 12/01/16                                12/96 at 103            Aaa      1,494,509
      1,735,000     Alaska Housing Finance Corporation, Insured Mortgage
                         Program, 7.800%, 12/01/30                                      12/00 at 102             Aa      1,835,092
      4,495,000     Alaska Housing Finance Corporation, Collateralized
                         Veterans Mortgage Program, 7.450%, 12/01/29                     6/00 at 102            Aaa      4,749,417
                    ARIZONA - 0.5%
      5,765,000     Yuma Regional Medical Center, 8.000%, 8/01/17                    8/02 at 101 1/2             A-      6,504,131
                    ARKANSAS - 1.7%
     21,010,000     Arkansas Development Finance Authority, Single Family
                         (GNMA), Alternative Minimum Tax, 8.400%, 8/01/20                8/98 at 102            AAA     22,530,704
                    CALIFORNIA - 9.0%
     24,000,000     California Department of Veterans Affairs, Home
                         Purchase, Alternative Minimum Tax, 8.300%, 8/01/19              8/98 at 102             Aa     25,112,160
      8,905,000     California Health Facilities Financing Authority
                         (Daughters of Charity-O'Connor Hospital),
                         9.125%, 3/01/06                                                 3/96 at 102             Aa      9,235,999
     10,000,000     California Health Facilities Financing Authority
                         (Catholic Healthcare West), 7.000%, 7/01/20
                         (Pre-refunded to 7/01/99)                                       7/99 at 102            Aaa     11,131,400
     22,795,000     Los Angeles Department of Water and Power,
                         4.750%, 11/15/19                                               11/03 at 102             Aa     19,410,626
     13,450,000     Ontario Redevelopment Authority, 7.200%, 8/01/17                    No Opt. Call            Aaa     15,992,454
                    Palmdale Community Redevelopment Agency:
     20,420,000          7.150%, 2/01/10                                                No Opt. Call            AAA     21,463,462
      2,325,000          8.000%, 4/01/16                                                No Opt. Call            Aaa      2,932,267
      7,500,000     Sacramento Municipal Utility District, 4.750%, 9/01/21               9/03 at 100            Aaa      6,456,150
      4,650,000     Southern California Public Power Authority (Palo Verde
                         Project), 5.000%, 7/01/15                                       7/03 at 102             Aa      4,208,994
                    COLORADO - 2.7%
                    City and County of Denver Airport System, Alternative
                         Minimum Tax:
      6,470,000          8.750%, 11/15/23                                               11/01 at 102            Baa      7,585,493
      5,000,000          7.250%, 11/15/23                                               11/02 at 102            Baa      5,314,550
     11,870,000          8.000%, 11/15/25                                               11/00 at 102            Baa     13,237,899
      3,595,000          8.000%, 11/15/25                                               11/01 at 100            Baa      4,013,314
      4,720,000          7.000%, 11/15/25                                               11/01 at 100            Baa      4,799,721
                    FLORIDA - 3.3%
     12,220,000     Florida Housing Finance Agency, Home Mortgage
                         (GNMA), Alternative Minimum Tax, 8.300%, 6/01/20               12/98 at 103            Aaa     13,097,152
     25,935,000     St. Petersburg Health Facilities (Allegany Health System),
                         7.750%, 12/01/15 (Pre-refunded to 12/01/99)                    12/99 at 102            Aaa     29,656,154
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    GEORGIA - 5.1%
                    Georgia Municipal Electric Authority:
 $    9,075,000          8.375%, 1/01/20                                                 1/97 at 102             A+ $    9,667,053
     17,500,000          8.375%, 1/01/20                                                 1/97 at 102              A     18,641,700
      5,000,000     Burke County Development Authority, Pollution Control
                         (Georgia Power Company), 5.750%, 9/01/23                        9/98 at 102             A1      4,811,800
     12,225,000     Fulton-DeKalb Hospital Authority, (Grady Memorial),
                         5.500%, 1/01/20                                                 7/03 at 102            Aaa     11,773,409
      9,000,000     World Congress Center Authority (George L. Smith II
                         Domed Stadium Project), Alternative Minimum Tax,
                         7.875%, 7/01/20                                                 7/00 at 102            Aa2      9,943,290
     10,000,000     Monroe County Development Authority, Pollution
                         Control (Georgia Power Company), 6.750%, 10/01/24              10/99 at 102             A1     10,333,100
                    ILLINOIS - 5.6%
     10,600,000     Illinois Development Finance Authority (Columbus-
                         Cuneo-Cabrini Medical Center), 8.500%, 2/01/15                  2/00 at 102           BBB+     11,482,662
      6,850,000     Illinois Development Finance Authority, Multi-Family
                         Housing (Town and Garden Apartments Project),
                         Alternative Minimum Tax, 7.800%, 3/01/06                        3/02 at 102           BBB+      7,243,670
     14,020,000     Illinois Health Facilities Authority (Rush-Presbyterian-
                         St. Luke's Hospital), 7.400%, 10/01/20                          7/96 at 102             Aa     14,521,916
                    Illinois Health Facilities Authority (Northwestern
                         Memorial Hospital):
      5,380,000          7.200%, 8/15/07 (Pre-refunded to 8/15/99)                       8/99 at 102            Aaa      6,027,322
      4,620,000          7.200%, 8/15/07                                                 8/99 at 102             Aa      4,989,739
                    Chicago General Obligation:
      2,000,000          9.250%, 1/01/13 (Pre-refunded to 7/01/97)                       7/97 at 102              A      2,202,060
     13,000,000          7.000%, 1/01/13                                                 7/96 at 101            Aaa     13,374,010
      5,800,000     Chicago Gas Supply (People's Gas Light and Coke
                         Company), Alternative Minimum Tax, 8.100%, 5/01/20              5/00 at 102            Aa3      6,596,862
      5,105,000     Chicago School Finance Authority, 7.750%, 6/01/09
                         (Pre-refunded to 6/01/96)                                       6/96 at 102            Aaa      5,322,320
                    INDIANA - 2.2%
      5,250,000     Indiana Bond Bank, 6.000%, 2/01/16                                   2/04 at 102              A      5,182,853
      5,805,000     Indiana Office Building Commission, 8.500%, 7/01/04
                         (Pre-refunded to 7/01/97)                                       7/97 at 102            Aaa      6,334,764
      5,000,000     Indianapolis Local Bond Bank, 8.500%, 2/01/18
                         (Pre-refunded to 2/01/98)                                       2/98 at 102             A+      5,559,600
      5,000,000     Fort Wayne South Side School Building Corporation,
                         6.125%, 1/15/12                                                 1/04 at 102            Aaa      5,187,700
      5,730,000     Michigan City School Building Corporation,
                         6.125%, 12/15/09                                               12/04 at 102            Aaa      6,022,173
                    IOWA - 1.6%
     19,480,000     Iowa Finance Authority, Single Family Mortgage
                         (GNMA), Alternative Minimum Tax, 8.250%, 5/01/20               11/98 at 102            Aaa     20,843,795
                    KANSAS - 0.2%
      2,175,000     Sedgwick and Shawnee Counties, Single Family
                         Mortgage (GNMA), Alternative Minimum Tax,
                         7.875%, 12/01/21                                                6/99 at 103            Aaa      2,338,343
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    KENTUCKY - 0.9%
 $   10,000,000     Carroll County Pollution Control (Kentucky Utilities
                         Company), 7.450%, 9/15/16                                       9/02 at 102            Aa2 $   11,314,100
                    LOUISIANA - 2.2%
      6,075,000     East Baton Rouge Mortgage Finance Authority, Single
                         Family Mortgage (GNMA), Alternative Minimum
                         Tax, 7.875%, 12/01/21                                          12/00 at 103            Aaa      6,538,158
      7,975,000     Jefferson Parish Home Mortgage Authority, Single Family
                         Mortgage (GNMA), Alternative Minimum Tax,
                         7.875%, 12/01/21                                               12/00 at 103            Aaa      8,583,014
      5,630,000     New Orleans Housing Development Corporation (Curran
                         Place Apartments), 7.700%, 8/01/23                              6/03 at 100            AAA      6,084,904
      6,500,000     Shreveport Water and Sewer, 5.950%, 12/01/14                        12/03 at 103            Aaa      6,604,195
                    MAINE - 0.8%
     11,000,000     Maine State Housing Authority, 5.700%, 11/15/26                      2/04 at 102            AA-     10,303,150
                    MARYLAND - 1.2%
      7,475,000     Montgomery County Housing Opportunities Commission,
                         6.250%, 7/01/28                                                 7/04 at 102             Aa      7,567,017
      7,090,000     Takoma Park (Washington Adventist Hospital),
                         6.500%, 9/01/12                                                No Opt. Call            Aaa      7,832,323
                    MASSACHUSETTS - 6.4%
                    Massachusetts Bay Transportation Authority:
      7,375,000          7.750%, 3/01/12 (Pre-refunded to 3/01/98)                       3/98 at 102            Aaa      8,113,901
     14,375,000          7.875%, 3/01/21 (Pre-refunded to 3/01/01)                       3/01 at 102            Aaa     16,930,731
      4,000,000     Massachusetts Health and Educational Facilities
                         Authority (Baystate Medical Center), 7.500%, 7/01/20
                         (Pre-refunded to 7/01/99)                                       7/99 at 102             A+      4,477,720
      4,475,000     Massachusetts Housing Finance Agency, Multi-Family
                         Residential Development, Alternative Minimum Tax,
                         7.650%, 2/01/28                                                 8/99 at 102            Aaa      4,756,612
     12,940,000     Massachusetts Housing Finance Authority, Single Family
                         Housing, Alternative Minimum Tax, 8.400%, 12/01/16              6/98 at 102             Aa     13,797,922
                    Massachusetts Municipal Wholesale Electric Company:
     12,210,000          8.750%, 7/01/18 (Pre-refunded to 7/01/97)                       7/97 at 102            Aaa     13,370,316
        555,000          8.750%, 7/01/18                                                 7/97 at 102              A        655,695
      8,000,000     Massachusetts Water Resources Authority,
                         7.500%, 4/01/16 (Pre-refunded to 4/01/00)                       4/00 at 102            Aaa      9,131,120
     10,065,000     Boston City Hospital (FHA-Insured Mortgage),
                         7.625%, 2/15/21 (Pre-refunded to 8/15/00)                       8/00 at 102            Aaa     11,530,565
                    MICHIGAN - 0.4%
      4,480,000     Grand Rapids Housing Corporation, Multi-Family
                         Housing, 7.375%, 7/15/41                                        1/04 at 104            AAA      4,814,029
                    MINNESOTA - 2.3%
     15,340,000     Dakota County Housing and Redevelopment Authority,
                         Single Family Mortgage (FNMA), Alternative Minimum
                         Tax, 6.900%, 10/01/27                                           4/04 at 102            AAA     16,166,059
                    St. Paul Housing and Redevelopment Authority, Single
                         Family Mortgage:
      2,685,000          6.400%, 3/01/21                                                 3/05 at 102            Aaa      2,758,784
     10,000,000          6.800%, 3/01/28                                           3/05 at 102 19/32            Aaa     10,743,900
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    MISSOURI - 0.9%
 $   10,975,000     Missouri Housing Development Commission, Single
                         Family Mortgage (GNMA), Alternative Minimum
                         Tax, 8.300%, 5/01/19                                            5/98 at 102            AAA $   11,655,560
                    NEBRASKA - 1.4%
     16,595,000     Nebraska Investment Finance Authority, Single Family
                         Mortgage, Alternative Minimum Tax, 8.125%, 8/15/38              8/98 at 102            Aaa     17,613,435
                    NEVADA - 1.5%
                    Las Vegas Downtown Redevelopment Agency:
      1,440,000          7.900%, 6/01/06 (Pre-refunded to 6/01/98)                       6/98 at 102             A-      1,594,944
      2,440,000          7.900%, 6/01/06                                                 6/98 at 102             A-      2,666,944
      8,285,000          7.900%, 6/01/09                                                 6/98 at 102             A-      9,176,466
      5,100,000     Washoe County (Washoe Medical Center), 7.600%, 6/01/19
                         (Pre-refunded to 6/01/99)                                       6/99 at 102              A      5,715,366
                    NEW HAMPSHIRE - 0.3%
      3,070,000     New Hampshire Industrial Development Authority
                         (United Illuminating Company), Alternative Minimum
                         Tax, 8.000%, 12/01/14                                          12/99 at 103           Baa3      3,258,191
                    NEW YORK - 9.7%
     25,205,000     New York State Medical Care Facilities Finance Agency
                         (Columbia-Presbyterian), 8.000%, 2/15/25
                         (Pre-refunded to 8/15/97)                                       8/97 at 102            Aaa     27,409,933
      4,000,000     New York State Medical Care Facilities Finance Agency
                         (St. Luke's-Roosevelt Hospital Center), 7.375%, 2/15/19         2/00 at 102             AA      4,255,920
     14,750,000     New York State Medical Care Facilities Finance Agency
                         (Mental Health Services), 5.375%, 2/15/14                       2/04 at 102            Aaa     14,151,888
     15,000,000     New York State Urban Development Corporation,
                         Correctional Facilities, 7.250%, 1/01/14 (Pre-refunded
                         to 1/01/00)                                                     1/00 at 102            Aaa     17,014,050
                    Dormitory Authority of the State of New York
                         (State University):
      4,350,000          7.700%, 5/15/12 (Pre-refunded to 5/15/00)                       5/00 at 102            Aaa      5,027,556
      4,000,000          6.000%, 5/15/17                                                 5/00 at 100           Baa1      3,940,480
                    New York City General Obligation:
      4,150,000          8.500%, 8/01/08 (Pre-refunded to 8/01/97)                       8/97 at 102            AAA      4,537,029
        850,000          8.500%, 8/01/08                                                 8/97 at 102           Baa1        926,084
      7,560,000          6.625%, 8/01/14 (Pre-refunded to 8/01/02)                   8/02 at 101 1/2            AAA      8,588,538
        440,000          6.625%, 8/01/14                                             8/02 at 101 1/2            Aaa        470,712
      9,295,000     New York City Municipal Assistance Corporation,
                         7.625%, 7/01/08                                                 7/99 at 102             Aa     10,469,330
                    New York City Municipal Water Finance Authority:
      6,500,000          7.250%, 6/15/11 (Pre-refunded to 6/15/99)                   6/99 at 101 1/2              A      7,254,780
      8,350,000          8.250%, 6/15/16 (Pre-refunded to 6/15/97)                       6/97 at 102            Aaa      9,075,615
     11,530,000          7.625%, 6/15/16 (Pre-refunded to 6/15/97)                   6/97 at 101 1/2            Aaa     12,368,116
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    NORTH CAROLINA - 3.3%
                    North Carolina Eastern Municipal Power Agency:
 $   17,960,000          8.000%, 1/01/21 (Pre-refunded to 1/01/98)                       1/98 at 102            Aaa $   19,804,672
      1,225,000          7.250%, 1/01/21                                                 1/97 at 102            Aaa      1,297,630
      8,125,000          7.250%, 1/01/21                                                 1/97 at 102              A      8,389,875
                    North Carolina Municipal Power Agency No. 1 (Catawba):
      8,250,000          7.000%, 1/01/16                                                 1/98 at 102              A      8,575,710
      5,000,000          8.500%, 1/01/17 (Pre-refunded to 1/01/96)                       1/96 at 102            Aaa      5,138,750
                    OHIO - 1.1%
      8,885,000     Ohio Housing Finance Agency, Single Family Mortgage
                         (GNMA), Alternative Minimum Tax, 7.650%, 3/01/29                9/99 at 102            AAA      9,298,863
                    Toledo-Lucas County Port Authority, Alternative
                         Minimum Tax:
        855,000          8.250%, 11/15/99                                               No Opt. Call            N/R        905,197
      1,830,000          8.375%, 11/15/04                                               11/99 at 102            N/R      1,907,427
      1,260,000          8.250%, 11/15/04                                               11/99 at 102            N/R      1,309,480
      1,115,000          8.375%, 5/15/05                                                 5/00 at 102            N/R      1,163,480
                    OKLAHOMA - 1.3%
      9,850,000     Oklahoma Industrial Authority, Health Facilities (Sisters
                         of Mercy), 7.500%, 6/01/18 (Pre-refunded to 6/01/99)            6/99 at 102            Aaa     11,083,122
      4,475,000     Comanche County Hospital Authority, 8.050%, 7/01/16
                         (Pre-refunded to 7/01/99)                                       7/99 at 102            AAA      5,127,500
                    OREGON - 0.2%
      3,000,000     Springfield Hospital Facility Authority (McKenzie-
                         Willamette Hospital), 6.375%, 8/01/08                           8/04 at 100            Ba1      2,892,030
                    PENNSYLVANIA - 0.6%
      5,390,000     Pennsylvania Higher Educational Facilities Authority
                         (Thomas Jefferson University), 7.750%, 11/01/15                11/00 at 102             Aa      6,279,242
        860,000     Pennsylvania Housing Finance Agency, Alternative
                         Minimum Tax, 8.150%, 4/01/24                                    4/00 at 102             Aa        874,362
                    RHODE ISLAND - 0.8%
     10,000,000     Rhode Island Housing and Mortgage Finance
                         Corporation, Alternative Minimum Tax,
                         8.050%, 4/01/22                                                10/00 at 102            AA+     10,749,300
                    SOUTH CAROLINA - 5.7%
     25,365,000     South Carolina Housing Authority, Homeownership
                         Mortgage Purchase, Alternative Minimum Tax,
                         8.600%, 7/01/19                                                 7/98 at 102             Aa     27,248,351
                    South Carolina Public Service Authority:
      8,370,000          7.875%, 7/01/21 (Pre-refunded to 1/01/96)                       1/96 at 102            Aaa      8,593,311
     15,765,000          7.875%, 7/01/21                                                 1/96 at 102            AA-     16,153,923
                    Piedmont Municipal Power Agency:
      8,000,000          7.250%, 1/01/22                                                 1/96 at 102              A      8,186,640
     12,935,000          8.000%, 1/01/23 (Pre-refunded to 1/01/96)                   1/96 at 101 1/2            Aaa     13,218,535
                    SOUTH DAKOTA - 0.4%
                    South Dakota Health and Educational Facilities
                         Authority (Sioux Valley Hospital):
      4,630,000          7.625%, 11/01/13 (Pre-refunded to 11/01/98)                    11/98 at 102             Aa      5,159,950
        370,000          7.625%, 11/01/13                                               11/98 at 102             Aa        389,954
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    TENNESSEE - 0.8%
 $    3,210,000     Tennessee Housing Development Agency, 7.650%, 7/01/06                7/03 at 100             A1 $    3,451,745
      7,365,000     Memphis Health Educational and Housing Facilities
                         Board (Riverdale Plaza Apartments), 6.350%, 7/20/28             1/03 at 103            AAA      7,457,946
                    TEXAS - 13.0%
      7,500,000     Texas A & M University Board of Regents,
                         8.375%, 7/01/09 (Pre-refunded to 7/01/96)                       7/96 at 100            AAA      7,726,200
                    Texas Veterans' General Obligation:
      9,570,000          8.300%, 12/01/16 (Pre-refunded to 12/01/99)                    12/99 at 100            AAA     11,014,209
      6,915,000          8.300%, 12/01/16                                               12/95 at 102             Aa      7,091,194
     11,800,000     Austin Combined Utility System, 5.750%, 11/15/16                    11/02 at 100            Aaa     11,664,890
      2,815,000     Bexar County Housing Finance Corporation,
                         10.875%, 3/01/10                                                3/96 at 102              A      2,899,478
     25,000,000     Brazos River Authority, Pollution Control (Houston
                         Lighting and Power Company Project),
                         7.625%, 5/01/19                                                 7/99 at 102             A3     27,535,250
     20,000,000     Dallas-Fort Worth International Airport (American
                         Airlines, Inc.), Alternative Minimum Tax,
                         7.500%, 11/01/25                                               11/00 at 102           Baa2     21,145,000
      6,855,000     Fort Worth Housing Finance Corporation,
                         8.500%, 10/01/11                                               10/01 at 103             Aa      7,534,056
     12,650,000     Grapevine Industrial Development Corporation
                         (American Airlines, Inc.), 9.250%, 12/01/12                    12/95 at 102           Baa3     12,965,871
      4,250,000     Harris County Health Facilities (Texas Children's
                         Hospital), 7.000%, 10/01/19 (Pre-refunded
                         to 10/01/99)                                                   10/99 at 102            Aaa      4,744,403
        720,000     Hidalgo County Housing Finance Corporation, Single
                         Family Mortgage (GNMA and FNMA), Alternative
                         Minimum Tax, 6.750%, 10/01/15                                   4/04 at 102            Aaa        733,795
     25,200,000     Matagorda County Navigation District No. 1, Pollution
                         Control (Houston Lighting and Power Company),
                         7.125%, 7/01/19                                                 7/99 at 102            Aaa     27,870,696
     13,740,000     McAllen Health Facilities Development Corporation
                         (Sisters of Mercy Health System), 7.250%, 6/01/15
                         (Pre-refunded to 6/01/99)                                       6/99 at 102            Aaa     15,347,030
      9,000,000     San Antonio, Electric and Gas Systems, 8.000%, 2/01/16
                         (Pre-refunded to 2/01/98)                                       2/98 at 102            Aaa      9,924,930
                    UTAH - 2.0%
                    Intermountain Power Agency:
     11,660,000          7.875%, 7/01/14                                                 7/96 at 102             Aa     12,179,220
     13,500,000          7.200%, 7/01/19                                                 7/97 at 102             Aa     14,253,435
                    VERMONT - 0.9%
     11,000,000     Vermont Housing Finance Agency, Alternative Minimum
                         Tax, 7.000%, 11/01/27                                          11/04 at 102             A1     11,559,900
                    VIRGINIA - 1.0%
     10,865,000     Fairfax County Water Authority, 7.250%, 1/01/27
                         (Pre-refunded to 1/01/00)                                       1/00 at 102            Aaa     12,292,552
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    WASHINGTON - 5.1%
                    Washington Public Power Supply System, Nuclear
                         Project No. 1:
 $   22,305,000          7.500%, 7/01/15 (Pre-refunded to 7/01/99)                       7/99 at 102            Aaa $   25,147,102
     17,985,000          7.500%, 7/01/15                                                 7/99 at 102             Aa     19,642,856
      7,500,000          6.000%, 7/01/17                                                 7/99 at 100             Aa      7,369,949
     10,000,000          5.700%, 7/01/17                                                 7/03 at 102            Aaa      9,786,199
      4,000,000     Washington Public Power Supply System, Nuclear
                         Project No. 3, 5.700%, 7/01/18                                  7/03 at 102             Aa      3,802,159
 $1,175,385,000     Total Investments - (cost $1,175,456,640) - 97.3%                                                1,255,372,642
 ==============
                    TEMPORARY INVESTMENTS IN SHORT-TERM
                    MUNICIPAL SECURITIES - 0.7%
 $    1,000,000     District of Columbia (American Association for
                         Advancement of Science), Series 1995, Variable
                         Rate Demand Bonds, 3.950%, 10/01/22t                                                   A-1      1,000,000
      1,700,000     Jackson County Pollution Control Revenue (Chevron
                         USA Project), 1992, Variable Rate Demand Bonds,
                         3.900%, 12/01/16t                                                                      P-1      1,700,000
      1,800,000     Maricopa County Pollution Control Corporation,
                         Pollution Control (Arizona Public Service Company
                         Palo Verde Project), Series F, Variable Rate Demand
                         Bonds, 4.000%, 5/01/29t                                                                A-1      1,800,000
        600,000     Maricopa County Pollution Control Corporation
                         (Arizona Public Service Company Palo Verde Project),
                         Variable Rate Demand Bonds, 3.900%, 5/01/29t                                          A-1+        600,000
      1,500,000     New York State Energy Research and Development
                         Authority, Pollution Control, Variable Rate Demand
                         Bonds, 4.000%, 10/01/29t                                                            VMIG-1      1,500,000
      1,500,000     North Central Texas Health Facilities Development
                         Corporation (Presbyterian Medical Center), Variable
                         Rate Demand Bonds, 3.900%, 12/01/15t                                                VMIG-1      1,500,000
        500,000     University of Florida Stadium Capital Improvement,
                         Variable Rate Demand Bonds, 4.000%, 2/01/20t                                        VMIG-1        500,000
 $    8,600,000     Total Temporary Investments - 0.7%                                                                   8,600,000
 ==============
                    Other Assets Less Liabilities - 2.0%                                                                25,831,197
                    Net Assets - 100%                                                                               $1,289,803,839
                                                                                                                    ==============

                                                                                      NUMBER                 MARKET         MARKET
                                 STANDARD & POOR'S                       MOODY'S   OF ISSUES                  VALUE        PERCENT
  SUMMARY OF                                   AAA                           Aaa          67         $  693,949,215            54%
  RATINGS**                           AA+, AA, AA-             Aa1, Aa, Aa2, Aa3          29            292,290,068            23
  PORTFOLIO OF                                  A+                            A1           7             49,860,918             4
  INVESTMENTS                                A, A-                     A, A2, A3          15            115,181,892             9
  (EXCLUDING                       BBB+, BBB, BBB-         Baa1, Baa, Baa2, Baa3          12             95,912,935             8
  TEMPORARY                           BB+, BB, BB-             Ba1, Ba, Ba2, Ba3           1              2,892,030             1
  INVESTMENTS):                          Non-rated                     Non-rated           4              5,285,584             1
  TOTAL                                                                                  135         $1,255,372,642           100%

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
t The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
NUVEEN MUNICIPAL ADVANTAGE FUND, INC. (NMA)
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    ALASKA - 0.4%
   $  3,700,000     Alaska State Housing Finance Corporation,
                         6.600%, 12/01/23                                               12/02 at 102             Aa   $  3,961,479
                    CALIFORNIA - 13.7%
     10,000,000     California Health Facilities Financing Authority
                         (Catholic Healthcare West), 7.000%, 7/01/20
                         (Pre-refunded to 7/01/99)                                       7/99 at 102            Aaa     11,131,400
      4,500,000     California Health Facilities Financing Authority (Valley
                         Care Hospital), 7.000%, 5/01/20                                 5/00 at 102              A      4,735,575
     23,010,000     California Public Works Board (Regents of the
                         University of California), 5.500%, 6/01/21                      6/03 at 102        Con(A1)     21,358,112
      7,535,000     Contra Costa County Home Mortgage (GNMA),
                         Alternative Minimum Tax, 7.750%, 5/01/22                       No Opt. Call            Aaa      9,427,340
                    Los Angeles Department of Water and Power:
     11,455,000          4.750%, 11/15/19                                               11/03 at 102             Aa      9,754,276
     10,000,000          6.400%, 5/15/28                                                 5/01 at 102             Aa     10,351,500
      3,950,000     Northern California Power Agency, 7.150%, 7/01/24                    7/98 at 102              A      4,268,963
     14,490,000     Palm Desert Financing Authority, Tax Allocation,
                         6.125%, 8/01/22                                                 8/02 at 102            Aaa     14,783,133
                    Palmdale Community Redevelopment Agency:
      9,260,000          7.375%, 2/01/12                                                No Opt. Call            AAA      9,977,094
     10,000,000          8.000%, 3/01/16                                                No Opt. Call            Aaa     12,605,800
      9,315,000     Perris Single Family Mortgage, Alternative Minimum
                         Tax, 7.600%, 1/01/23                                           No Opt. Call            Aaa     11,357,221
     10,585,000     Southern California Public Power Authority,
                         7.375%, 7/01/21                                             7/96 at 102 1/2             Aa     11,095,515
                    COLORADO - 1.1%
      9,380,000     City and County of Denver Airport System, Alternative
                         Minimum Tax, 8.500%, 11/15/23                                  11/00 at 102            Baa     10,690,574
                    DISTRICT OF COLUMBIA - 0.7%
      6,765,000     District of Columbia Housing Finance Agency (GNMA),
                         Single Family Mortgage, Alternative Minimum Tax,
                         6.375%, 6/01/26                                                 6/04 at 103            AAA      6,852,674
                    FLORIDA - 1.3%
      5,000,000     Dade County Educational Facilities Authority (St.
                         Thomas University), 7.650%, 1/01/14 (Pre-refunded
                         to 1/01/00)                                                     1/00 at 102            AA-      5,732,650
      5,720,000     Dade County Health Facilities Authority (South Shore
                         Hospital), 7.600%, 8/01/24                                      8/00 at 102             AA      6,223,532
                    GEORGIA - 2.4%
                    Municipal Electric Authority of Georgia:
     11,310,000          8.125%, 1/01/17                                                 1/98 at 102              A     12,362,848
      6,250,000          7.875%, 1/01/18 (Pre-refunded to 1/01/96)                       1/96 at 102              A      6,416,438
      4,000,000     Douglasville-Douglas County Water and Sewer Authority,
                         9.000%, 6/01/05 (Pre-refunded to 6/01/96)                       6/96 at 102            Aaa      4,197,640
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    ILLINOIS - 8.5%
   $ 10,750,000     Illinois Development Finance Authority (Columbus-
                         Cuneo-Cabrini Medical Center), 8.500%, 2/01/15                  2/00 at 102           BBB+   $ 11,645,153
     11,625,000     Illinois Educational Facilities Authority (The University
                         of Chicago), 5.700%, 12/01/25                                  12/03 at 102            Aaa     11,306,708
      4,210,000     Illinois Health Facilities Authority (West Suburban
                         Hospital), 8.000%, 8/01/02                                      8/97 at 102              A      4,511,310
     16,000,000     Illinois Health Facilities Authority (ServantCor),
                         7.875%, 8/15/19 (Pre-refunded to 8/15/99)                       8/99 at 102           BBB+     18,166,560
      7,905,000     Illinois Health Facilities Authority (Riverside Medical
                         Center), 6.750%, 11/01/15                                      11/99 at 100           Baa1      8,017,962
      8,545,000     Illinois Housing Development Authority, Alternative
                         Minimum Tax, 8.100%, 2/01/22                                    8/98 at 102             Aa      9,059,494
      3,000,000     Chicago General Obligation, 9.200%, 1/01/05
                         (Pre-refunded to 7/01/97)                                       7/97 at 102              A      3,300,870
     11,700,000     Metropolitan Pier & Exposition Authority (McCormick
                         Place Expansion Project), 6.500%, 6/15/27                       6/03 at 102             A+     12,031,578
      2,500,000     Regional Transportation Authority, General Obligation,
                         7.200%, 11/01/20                                               No Opt. Call            Aaa      3,002,175
                    INDIANA - 1.1%
      7,425,000     Fort Wayne International Airport Building Corporation,
                         5.900%, 1/01/14                                                 1/04 at 101             Aa      7,354,166
      3,215,000     Mooresville Consolidated School Building Corporation,
                         6.400%, 7/15/15                                                 1/04 at 102              A      3,335,337
                    IOWA - 0.9%
      5,000,000     Iowa Finance Authority, Single Family Mortgage,
                         6.450%, 1/01/24                                                 1/05 at 102            Aaa      5,156,050
      3,500,000     Marshalltown Pollution Control (Iowa Electric Light
                         and Power Company), 5.500%, 11/01/23                           11/03 at 102            Aaa      3,367,175
                    LOUISIANA - 1.4%
     10,000,000     Louisiana Public Facilities Authority, Extended Care
                         (Comm-Care Corporation), 11.000%, 2/01/14                      No Opt. Call            BBB     13,324,400
                    MARYLAND - 1.1%
     10,000,000     Gaithersburg (Shady Grove Adventist Hospital),
                         6.000%, 9/01/21                                                 9/05 at 102            Aaa     10,045,300
                    MASSACHUSETTS - 7.6%
                    Massachusetts Bay Transportation Authority:
      5,000,000          7.000%, 3/01/10 (Pre-refunded to 3/01/00)                       3/00 at 100            Aaa      5,515,700
      3,500,000          7.625%, 3/01/15 (Pre-refunded to 3/01/00)                       3/00 at 102            Aaa      4,004,560
      7,845,000     Massachusetts Health and Educational Facilities
                         Authority (Emerson Hospital), 8.000%, 7/01/18
                         (Pre-refunded to 7/01/00)                                       7/00 at 102           Baa1      9,119,499
     13,915,000     Massachusetts Health and Educational Facilities
                         Authority (Capital Asset Program), 7.300%, 10/01/18             4/00 at 102            Aaa     15,465,548
      2,480,000     Massachusetts Housing Finance Agency, Alternative
                         Minimum Tax, 8.100%, 8/01/23                                    8/99 at 102           BBB+      2,606,505
     10,300,000     Massachusetts Industrial Finance Agency, Resource
                         Recovery (Semass Project), 9.000%, 7/01/15                      7/01 at 103            N/R     11,294,774
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    MASSACHUSETTS (CONTINUED)
                    Massachusetts Water Resources Authority:
   $  8,770,000          7.625%, 4/01/14 (Pre-refunded to 4/01/00)                       4/00 at 102            Aaa   $ 10,053,577
     11,535,000          7.500%, 4/01/16 (Pre-refunded to 4/01/00)                       4/00 at 102            Aaa     13,165,934
      1,000,000     Boston General Obligation, 7.375%, 2/01/10
                         (Pre-refunded to 2/01/00)                                       2/00 at 102              A      1,133,210
                    MICHIGAN - 1.0%
        100,000     Michigan State Hospital Finance Authority (Sisters of
                         Mercy Health Corporation), 10.500%, 7/01/14                     1/96 at 101              A        101,875
                    Lapeer Economic Development Corporation (Lapeer
                         Health Services):
      2,915,000          8.250%, 2/01/04 (Pre-refunded to 2/01/00)                       2/00 at 102            BBB      3,377,581
      3,000,000          8.500%, 2/01/12 (Pre-refunded to 2/01/00)                       2/00 at 102            BBB      3,503,100
      2,000,000          8.625%, 2/01/20 (Pre-refunded to 2/01/00)                       2/00 at 102            BBB      2,344,460
                    MINNESOTA - 2.6%
      8,815,000     Minnesota Housing Finance Agency, Single Family
                         Mortgage, Alternative Minimum Tax, 7.950%, 7/01/22              7/00 at 102             Aa      9,393,352
                    Minneapolis/St. Paul Housing Finance Board, Single
                         Family Mortgage, Alternative Minimum Tax:
        840,000          7.750%, 8/01/10                                                 2/00 at 102            AAA        900,186
        600,000          7.500%, 8/01/17                                                 2/00 at 102            AAA        646,560
      4,910,000          8.000%, 2/01/23                                                 2/00 at 102            AAA      5,244,322
                    Minneapolis Community Development Agency, Limited
                         Tax Supported Development, Alternative Minimum Tax:
      2,130,000          8.500%, 12/01/08                                               12/98 at 102           BBB+      2,383,853
      3,510,000          8.750%, 12/01/17                                               12/98 at 102           BBB+      3,955,840
      2,555,000          8.250%, 6/01/19                                                12/99 at 102           BBB+      2,750,330
                    MISSISSIPPI - 1.6%
      5,490,000     Coahoma-Clarksdale Housing Development Corporation,
                         8.000%, 8/01/24                                                 8/03 at 100            AAA      6,026,318
      2,735,000     Greenwood-Leflore Housing Development Corporation
                         (Jones Apartments), 7.950%, 8/01/22                             6/02 at 100              A      2,878,752
      1,645,000     Greenwood-Leflore Housing Development Corporation
                         (Ivory Apartments), 7.950%, 2/01/22                             2/01 at 100              A      1,738,946
      1,730,000     Greenwood-Leflore Housing Development Corporation
                         (McNeace Apartments), 7.950%, 8/01/22                           3/02 at 100              A      1,819,874
      2,690,000     Greenwood-Leflore Housing Development Corporation
                         (Bishop Apartment), 7.950%, 8/01/22                             8/01 at 100              A      2,826,948
                    MISSOURI - 0.3%
      2,500,000     Missouri Health and Educational Facilities Authority
                         (SSM Health Care), 7.750%, 6/01/16 (Pre-refunded
                         to 6/01/98)                                                     6/98 at 102            Aaa      2,768,375
                    NEW HAMPSHIRE - 1.9%
      3,240,000     New Hampshire Business Finance Authority (Pennichuck
                         Water Works, Inc.), 6.350%, 12/01/19                           12/04 at 102            Aaa      3,413,405
      2,060,000     New Hampshire Business Finance Authority (Pennichuck
                         Water Works, Inc.), Alternative Minimum Tax,
                         6.450%, 12/01/16                                               12/04 at 102            Aaa      2,171,158
      4,940,000     New Hampshire Housing Finance Authority, Alternative
                         Minimum Tax, 7.950%, 7/01/22                                    7/00 at 102             Aa      5,294,939
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    NEW HAMPSHIRE (CONTINUED)
   $  7,065,000     New Hampshire Housing Finance Authority, Single
                         Family Mortgage, Alternative Minimum Tax,
                         7.900%, 7/01/22                                                 7/99 at 102             Aa   $  7,512,921
                    NEW JERSEY - 1.0%
     10,365,000     New Jersey Housing and Mortgage Finance Agency,
                         5.350%, 10/01/15                                               10/03 at 102            Aaa      9,841,257
                    NEW YORK - 14.2%
     20,200,000     New York State Housing Finance Agency, Health
                         Facilities Revenue (New York City), 8.000%, 11/01/08           11/00 at 102           BBB+     22,951,038
      8,500,000     New York State Medical Care Facilities Finance Agency
                         (Buffalo General Hospital), 7.600%, 2/15/08
                         (Pre-refunded to 8/15/98)                                       8/98 at 102            AAA      9,439,505
     20,000,000     New York State Medical Care Facilities Finance Agency
                         (Columbia-Presbyterian), 8.000%, 2/15/25
                         (Pre-refunded to 8/15/97)                                       8/97 at 102            Aaa     21,749,600
      5,000,000     New York State Medical Care Facilities Finance Agency
                         (St. Luke's-Roosevelt Hospital Center), 7.450%, 2/15/29
                         (Pre-refunded to 2/15/00)                                       2/00 at 102            Aaa      5,695,850
      8,000,000     New York City General Obligation, 9.500%, 6/01/03                   No Opt. Call           Baa1      9,841,680
      4,605,000     Dormitory Authority of the State of New York (United
                         Health Services), 7.350%, 8/01/29                               2/00 at 102            AAA      5,003,839
     26,000,000     Dormitory Authority of the State of New York (City
                         University), 7.625%, 7/01/20 (Pre-refunded to 7/01/00)          7/00 at 102            Aaa     30,056,260
                    Dormitory Authority of the State of New York
                         (State University):
     19,965,000          7.700%, 5/15/12 (Pre-refunded to 5/15/00)                       5/00 at 102            Aaa     23,074,748
      7,250,000          6.500%, 5/15/19 (Pre-refunded to 5/15/00)                       5/00 at 100            AAA      7,904,313
                    NORTH DAKOTA - 0.3%
      2,235,000     North Dakota Housing Finance Agency, Single Family
                         Mortgage, Alternative Minimum Tax, 8.375%, 7/01/19              7/98 at 103             Aa      2,389,461
                    OHIO - 1.9%
     15,080,000     Ohio Air Quality Development Authority, Pollution
                         Control (Cleveland Electric Illuminating Company),
                         8.000%, 12/01/13                                                6/02 at 103            Aaa     17,865,427
                    OKLAHOMA - 1.7%
      1,740,000     Cleveland County Home Loan Authority, Single Family
                         Mortgage 8.375%, 2/01/12                                        8/01 at 102             A1      1,910,346
     13,570,000     Tulsa Municipal Airport (AMR Corporation), Alternative
                         Minimum Tax, 7.600%, 12/01/30                                   6/01 at 102           Baa2     14,468,198
                    PENNSYLVANIA - 2.0%
      2,140,000     Pennsylvania Housing Finance Agency, Single Family
                         Mortgage, Alternative Minimum Tax,
                         8.150%, 10/01/21                                               10/00 at 102             Aa      2,228,981
      3,500,000     Pennsylvania Housing Finance Agency, Rental Housing
                         (FNMA), 5.800%, 7/01/18                                         7/03 at 102            Aaa      3,469,165
      8,500,000     Philadelphia Water and Wastewater System,
                         5.000%, 6/15/16                                                 6/03 at 100            Aaa      7,778,350
      4,795,000     Venango Housing Corporation, Multi-Family Mortgage
                         8.000%, 2/01/24                                                12/03 at 100            AAA      5,193,321
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    RHODE ISLAND - 2.3%
   $  6,875,000     Rhode Island Housing and Mortgage Finance
                         Corporation, 7.750%, 4/01/22                                    4/00 at 102            AA+   $  7,371,925
      4,140,000     Rhode Island Housing and Mortgage Finance
                         Corporation, Alternative Minimum Tax,
                         8.050%, 4/01/22                                                10/00 at 102            AA+      4,450,210
      6,000,000     Rhode Island Convention Center Authority,
                         5.000%, 5/15/23                                                 5/04 at 102            Aaa      5,415,900
                    Providence Housing Authority, Multi-Family Mortgage
                         (FHA-Insured), Alternative Minimum Tax:
        435,000          7.375%, 4/01/10                                                 4/02 at 105            AAA        475,229
      1,060,000          7.400%, 4/01/20                                                 4/02 at 105            AAA      1,151,128
      3,050,000          7.500%, 10/01/32                                                4/02 at 105            AAA      3,310,867
                    SOUTH CAROLINA - 5.6%
      5,000,000     South Carolina Public Service Authority,
                         5.000%, 1/01/25                                                 1/03 at 102            Aaa      4,481,950
      3,500,000     Charleston County Resource Recovery (Foster Wheeler),
                         Alternative Minimum Tax, 9.000%, 1/01/05                        1/98 at 103              A      3,896,515
                    Piedmont Municipal Power Agency:
      6,250,000          7.000%, 1/01/19                                                 1/98 at 102            Aaa      6,586,438
     17,890,000          7.250%, 1/01/22                                                 1/96 at 102              A     18,307,374
     19,675,000          8.000%, 1/01/23 (Pre-refunded to 1/01/96)                   1/96 at 101 1/2            Aaa     20,106,276
                    TEXAS - 7.4%
                    Brazos River Authority, Pollution Control (Texas Utilities
                         Electric Company), Alternative Minimum Tax:
      5,450,000          9.875%, 10/01/17                                               10/97 at 102           Baa2      6,058,384
      5,840,000          8.250%, 1/01/19                                                 1/99 at 102           Baa2      6,514,286
      8,000,000          8.125%, 2/01/20                                                 2/00 at 102           Baa2      8,883,280
      4,925,000     Cameron County Housing Finance Corporation, Single
                         Family Mortgage, 6.750%, 3/01/26                                9/02 at 103            AAA      5,136,381
      3,000,000     El Paso Housing Finance Corporation, Multi-Family
                         Housing (GNMA), 7.500%, 3/20/25                                 1/00 at 103            AAA      3,188,700
      7,980,000     Grapevine Industrial Development Corporation (AMR
                         Corporation), 9.250%, 12/01/12                                 12/95 at 102           Baa3      8,179,261
      6,000,000     Harris County Health Facilities Development
                         Corporation (Texas Medical Center), 7.375%, 5/15/20             5/00 at 102            Aaa      6,716,100
      6,000,000     Harris County Hospital District, 8.500%, 4/01/15
                         (Pre-refunded to 4/01/96)                                       4/96 at 102            Aaa      6,234,540
                    Houston Water Conveyance System Contract, Certificates
                         of Participation:
      5,490,000          6.800%, 12/15/10                                               No Opt. Call            Aaa      6,243,338
      2,000,000          6.800%, 12/15/11                                               No Opt. Call            Aaa      2,274,280
      7,500,000     Sabine River Authority, Pollution Control (Texas Utilities
                         Electric Company), Alternative Minimum Tax,
                         8.125%, 2/01/20                                                 2/00 at 102           Baa2      8,132,175
                    Wood Glen Housing Finance Corporation:
      1,775,000          7.625%, 1/01/10                                                 1/00 at 103            Aaa      1,913,148
      1,250,000          7.650%, 7/01/23                                                 1/00 at 103            Aaa      1,340,275
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    UTAH - 2.1%
   $  1,280,000     Utah Housing Finance Agency, Alternative Minimum
                         Tax, 8.250%, 7/01/21                                            7/99 at 102             AA   $  1,352,358
                    Intermountain Power Agency:
     11,020,000          7.500%, 7/01/16                                                 7/96 at 102             Aa     11,480,195
      6,465,000          7.200%, 7/01/19                                                 7/97 at 102             Aa      6,825,812
                    WASHINGTON - 7.3%
      7,195,000     Washington General Obligation, 6.000%, 3/01/16                       3/01 at 100             Aa      7,280,908
                    Washington Public Power Supply System, Nuclear
                         Project No. 1:
      3,000,000          5.750%, 7/01/13                                                 7/03 at 102             Aa      2,929,860
      5,520,000          7.500%, 7/01/15 (Pre-refunded to 7/01/99)                       7/99 at 102            Aaa      6,223,358
      3,595,000          7.500%, 7/01/15                                                 7/99 at 102             Aa      3,926,387
     11,135,000          7.250%, 7/01/15 (Pre-refunded to 1/01/00)                       1/00 at 102            Aaa     12,579,766
     21,700,000     Washington Public Power Supply System, Nuclear
                         Project No. 2, 7.375%, 7/01/12 (Pre-refunded
                         to 7/01/00)                                                     7/00 at 102            AAA     24,788,777
      5,615,000     Washington Public Power Supply System, Nuclear
                         Project No. 3, 7.250%, 7/01/16 (Pre-refunded
                         to 7/01/99)                                                     7/99 at 102            Aaa      6,283,296
      5,000,000     Snohomish County School District No. 2, General
                         Obligation, 6.200%, 12/01/12                                   12/03 at 102            Aaa      5,210,850
                    WEST VIRGINIA - 0.5%
      4,250,000     West Virginia Housing Development Fund,
                         Alternative Minimum Tax, 7.950%, 5/01/17                       11/00 at 102            Aa1      4,550,560
        320,000     West Virginia Housing Development Fund,
                         Homeownership Mortgage, 9.100%, 1/01/14                        12/95 at 102            Aaa        325,973
                    WISCONSIN - 1.8%
     11,835,000     Wisconsin Health and Educational Facilities
                         Authority (Franciscan Health System),
                         8.500%, 3/01/20 (Pre-refunded to 3/01/00)                       3/00 at 102            Aaa     13,932,990
      3,000,000     Milwaukee Housing Authority, Multi-Family
                         Housing, 7.500%, 12/01/28                                       6/00 at 102             Aa      3,161,640
                    WYOMING - 0.3%
      3,000,000     Uinta County School District No. 1, General
                         Obligation, 8.625%, 6/01/08 (Pre-refunded
                         to 6/01/97)                                                     6/97 at 103            N/R      3,292,680
   $845,875,000     Total Investments - (cost $846,201,638) - 96.0%                                                    915,695,113
   ============
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    TEMPORARY INVESTMENTS IN SHORT-TERM
                    MUNICIPAL SECURITIES - 0.6%
   $  1,100,000     District of Columbia (American Association for
                         Advancement of Science), Series 1995, Variable Rate
                         Demand Bonds, 3.950%, 10/01/22t                                                        A-1   $  1,100,000
      1,800,000     Harris County Health Facilities Development
                         Corporation (The Methodist Hospital), Variable
                         Rate Demand Bonds, 4.000%, 12/01/25t                                                  A-1+      1,800,000
      2,200,000     Massachusetts Dedicated Income Tax, Variable Rate
                         Demand Bonds, 3.700%, 12/01/97t                                                     VMIG-1      2,200,000
        500,000     New York City 1993 Series B, Variable Rate Demand
                         Bonds, 4.000%, 10/01/20t                                                            VMIG-1        500,000
        600,000     North Central Texas Health Facilities Development
                         Corporation (Presbyterian Medical Center), Variable
                         Rate Demand Bonds, 3.900%, 12/01/15t                                                VMIG-1        600,000
   $  6,200,000     Total Temporary Investments - 0.6%                                                                   6,200,000
   ============
                    Other Assets Less Liabilities - 3.4%                                                                32,381,891
                    Net Assets - 100%                                                                                 $954,277,004
                                                                                                                      ============

                                                                                      NUMBER                 MARKET         MARKET
                                 STANDARD & POOR'S                       MOODY'S   OF ISSUES                  VALUE        PERCENT
  SUMMARY OF                                   AAA                           Aaa          59           $473,576,548            52%
  RATINGS**                           AA+, AA, AA-             Aa1, Aa, Aa2, Aa3          23            143,682,121            16
  PORTFOLIO OF                                  A+                            A1           3             35,300,036             4
  INVESTMENTS                                A, A-                     A, A2, A3          15             71,634,835             8
  (EXCLUDING                       BBB+, BBB, BBB-         Baa1, Baa, Baa2, Baa3          21            176,914,119            19
  TEMPORARY                              Non-rated                     Non-rated           2             14,587,454             1
  INVESTMENTS):
  TOTAL                                                                                  123           $915,695,113           100%

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
Con. Rating is conditional. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings by projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.
t The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
NUVEEN MUNICIPAL MARKET OPPORTUNITY FUND, INC. (NMO)
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    ALASKA - 0.4%
   $  3,980,000     Alaska Housing Finance Corporation, Insured Mortgage
                         Program, 7.800%, 12/01/30                                      12/00 at 102             Aa $    4,209,606
                    ARKANSAS - 0.3%
      2,630,000     Arkansas Development Finance Authority, Single
                         Family Mortgage, 8.000%, 8/15/11                                8/01 at 103             AA      2,878,588
                    CALIFORNIA - 11.2%
      3,000,000     California Department of Water Resources (Central
                         Valley Project), 4.875%, 12/01/27                              12/03 at 101             Aa      2,561,250
     15,200,000     California General Obligation, 6.500%, 10/01/05 (WI)                No Opt. Call             A1     17,065,952
      6,500,000     California Health Facilities Financing Authority
                         (Episcopal Homes Foundation), 7.850%, 7/01/15                   1/96 at 102              A      6,663,605
      4,000,000     California Health Facilities Financing Authority
                         (ValleyCare Hospital), 7.000%, 5/01/20                          5/00 at 102              A      4,209,400
      6,810,000     California Health Facilities Financing Authority (Kaiser
                         Permanente), 5.600%, 5/01/33                                    5/03 at 102            Aa3      6,343,447
      8,745,000     Bell Community Redevelopment Agency, Tax Allocation,
                         6.350%, 11/01/23                                               11/03 at 102            Aaa      9,116,225
      5,000,000     Los Angeles Community Redevelopment Agency, Tax
                         Allocation (Central Business District), 6.750%, 7/01/10         7/96 at 102             A-      5,132,500
      6,000,000     Los Angeles Department of Water and Power, Electric
                         Plant, 4.750%, 10/15/20                                        10/03 at 102             Aa      5,087,100
                    Los Angeles Department of Water and Power:
     10,000,000          6.400%, 5/15/28                                                 5/01 at 102             Aa     10,351,500
      6,815,000          5.400%, 11/15/31                                               11/03 at 102             Aa      6,284,589
     12,080,000          5.375%, 2/15/34                                                 2/04 at 102             Aa     11,060,448
      5,000,000     Los Angeles County Sanitation Districts Financing
                         Authority, 5.000%, 10/01/23                                    10/03 at 100             Aa      4,421,650
      5,870,000     Sacramento Municipal Utility District, 4.750%, 9/01/21               9/03 at 100            Aaa      5,053,013
     13,900,000     San Diego Gas and Electric Company, 5.900%, 9/01/18                  9/03 at 102            Aaa     13,855,520
      6,520,000     Stanislaus County Certificates of Participation,
                         7.550%, 4/01/18                                                 4/96 at 101             A-      6,652,095
                    COLORADO - 4.7%
      4,545,000     Colorado Housing Finance Authority, Single Family
                         Program, Alternative Minimum Tax, 7.650%, 8/01/22               8/00 at 102             AA      4,785,476
                    City and County of Denver Airport System, Alternative
                         Minimum Tax:
      1,200,000          5.950%, 11/15/98                                               No Opt. Call            Baa      1,239,936
      4,700,000          7.400%, 11/15/01                                               No Opt. Call            Baa      5,163,561
      5,000,000          7.750%, 11/15/21                                               11/01 at 102            Baa      5,508,950
      7,625,000          6.750%, 11/15/22                                               11/02 at 102            Baa      7,704,224
      3,500,000          7.250%, 11/15/23                                               11/02 at 102            Baa      3,720,185
     12,250,000          8.000%, 11/15/25                                               11/01 at 100            Baa     13,675,410
      5,000,000          7.000%, 11/15/25                                               11/01 at 100            Baa      5,084,450
                    DISTRICT OF COLUMBIA - 0.2%
      2,105,000     District of Columbia Housing Finance Agency,
                         Alternative Minimum Tax, 8.100%, 12/01/23                      12/00 at 102            AAA      2,258,244
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    FLORIDA - 3.5%
                    Orange County Housing Finance Authority:
   $  6,200,000          7.500%, 7/01/10                                                 7/00 at 103            Aaa $    6,679,818
     11,035,000          7.600%, 1/01/24                                                 7/00 at 103            Aaa     11,858,321
                    Palm Beach County Health Facilities Authority (JFK
                         Medical Center):
      6,375,000          8.875%, 12/01/18 (Pre-refunded to 12/01/98)                    12/98 at 102            BBB      7,303,455
      4,415,000          8.875%, 12/01/18                                               12/98 at 102            BBB      4,957,559
      3,795,000     Palm Beach County Housing Finance Agency,
                         7.600%, 3/01/23                                                 9/00 at 103            Aaa      4,085,014
                    GEORGIA - 3.6%
                    Georgia Municipal Electric Authority:
     17,000,000          7.900%, 1/01/08                                                 1/98 at 102              A     18,595,280
     13,125,000          7.875%, 1/01/18 (Pre-refunded to 1/01/96)                       1/96 at 102              A     13,474,519
      4,000,000     Athens Housing Authority, 8.125%, 12/01/05
                         (Mandatory put 12/01/97)                                       No Opt. Call           Baa1      4,187,720
                    ILLINOIS - 6.3%
     15,000,000     Illinois Development Finance Authority (Columbus-
                         Cuneo-Cabrini Medical Center), 8.500%, 2/01/15                  2/00 at 102           BBB+     16,249,050
      5,210,000     Illinois Housing Development Authority (Garden House),
                         6.875%, 1/01/20                                                 1/03 at 102              A      5,441,428
      2,265,000     Illinois Housing Development Authority (Village Center
                         Development), 6.600%, 3/01/07                                   3/03 at 102              A      2,420,900
     21,700,000     Chicago O'Hare International Airport, Alternative
                         Minimum Tax, 7.500%, 1/01/17                                    1/00 at 102              A     23,543,198
      6,300,000     Chicago O'Hare International Airport (AMR
                         Corporation), Alternative Minimum Tax,
                         7.875%, 11/01/25                                               11/00 at 102           Baa2      6,764,688
      4,000,000     Community College District No. 508 (Cook County),
                         8.750%, 1/01/06                                                No Opt. Call            Aaa      5,159,560
      3,230,000     Peoria, Pekin, and Waukegan (GNMA), Alternative
                         Minimum Tax, 7.875%, 8/01/22                                    8/00 at 103            AAA      3,467,631
                    INDIANA - 4.9%
     13,500,000     Indiana Health Facilities Financing Authority
                         (Bartholomew County Hospital), 7.750%, 8/15/20                  8/00 at 103            AAA     15,677,010
      3,710,000     Indiana Housing Finance Authority, Alternative
                         Minimum Tax, 7.800%, 1/01/22                                    7/00 at 102            Aaa      3,949,852
     10,000,000     Indiana Office Building Commission, 7.250%, 7/01/12
                         (Pre-refunded to 7/01/00)                                       7/00 at 102            Aaa     11,371,100
                    Indianapolis Local Public Improvement Bond Bank:
      3,750,000          6.750%, 2/01/20                                                 2/03 at 102             A+      4,005,975
      8,000,000          6.500%, 2/01/22                                                 2/98 at 100             A+      8,141,760
      5,000,000     Columbus Multi-School Building Corporation,
                         7.600%, 1/15/14 (Pre-refunded to 1/15/01)                       1/01 at 102            N/R      5,786,000
                    KENTUCKY - 0.3%
      2,580,000     Kentucky Housing Corporation, Alternative Minimum
                         Tax, 8.100%, 1/01/22                                            7/00 at 102            AAA      2,769,940
                    LOUISIANA - 0.6%
      5,410,000     East Baton Rouge Mortgage Finance Authority,
                         Alternative Minimum Tax, 7.875%, 8/01/23                        8/00 at 102            Aaa      5,793,461
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    MARYLAND - 0.5%
   $  4,975,000     Maryland Community Development Administration,
                         Alternative Minimum Tax, 7.700%, 4/01/15                        4/00 at 102             Aa $    5,271,709
                    MASSACHUSETTS - 7.4%
                    Massachusetts Bay Transportation Authority:
      7,500,000          7.000%, 3/01/10 (Pre-refunded to 3/01/00)                       3/00 at 100            Aaa      8,273,550
     10,800,000          7.625%, 3/01/15 (Pre-refunded to 3/01/00)                       3/00 at 102            Aaa     12,356,928
                    Massachusetts Health and Educational Facilities
                         Authority (Daughters of Charity):
      4,200,000          7.500%, 7/01/05 (Pre-refunded to 7/01/00)                       7/00 at 102            Aaa      4,819,794
     10,800,000          7.750%, 7/01/14                                                 7/00 at 102             Aa     12,506,616
      8,215,000     Massachusetts Health and Educational Facilities Authority
                         (Goddard Memorial Hospital), 9.000%, 7/01/15                    7/00 at 102            Baa      9,175,662
      3,385,000     Massachusetts Housing Finance Agency, Residential
                         Housing, Alternative Minimum Tax, 8.200%, 8/01/27               8/99 at 102           BBB+      3,620,698
                    Massachusetts Water Resources Authority:
      9,225,000          7.625%, 4/01/14 (Pre-refunded to 4/01/00)                       4/00 at 102            Aaa     10,575,171
      6,615,000          7.500%, 4/01/16 (Pre-refunded to 4/01/00)                       4/00 at 102            Aaa      7,550,295
      5,195,000          7.000%, 4/01/18                                                 4/00 at 102              A      5,826,193
                    MICHIGAN - 2.3%
      8,500,000     Michigan Hospital Finance Authority (Bay Medical
                         Center), 8.250%, 7/01/12                                        7/00 at 102           Baa1      9,119,565
      4,500,000     Michigan Hospital Finance Authority (Detroit Medical
                         Center), 7.500%, 8/15/11                                        8/01 at 102              A      4,928,715
      8,500,000     Michigan Strategic Fund (Waste Management, Inc.),
                         Alternative Minimum Tax, 6.625%, 12/01/12                      12/02 at 102             A1      8,861,250
                    MINNESOTA - 2.1%
      3,800,000     Minnesota Housing Finance Agency, Single Family
                         Mortgage, Alternative Minimum Tax, 7.950%, 7/01/22              7/00 at 102             Aa      4,049,318
      2,735,000     Minnesota Housing Finance Agency, Alternative
                         Minimum Tax, 7.700%, 7/01/14                                    7/00 at 102             Aa      2,920,324
      3,555,000     Dakota, Washington and Stearns Counties, Single
                         Family Residential Mortgage, Alternative Minimum
                         Tax, 7.850%, 12/01/30                                          12/00 at 102            AAA      3,812,880
      8,845,000     Minneapolis-St. Paul Housing and Redevelopment
                         Authority (Health One Obligated Group),
                         8.000%, 8/15/19 (Pre-refunded to 8/15/00)                       8/00 at 102            Aaa     10,365,986
                    MISSISSIPPI - 0.2%
      1,475,000     Mississippi Home Corporation, 9.250%, 3/01/12                        9/00 at 103            Aaa      1,615,081
                    NEVADA - 0.5%
                    Nevada Housing Division, Alternative Minimum Tax:
      2,725,000          7.850%, 10/01/10                                                4/00 at 102             AA      2,880,407
      2,040,000          7.900%, 4/01/22                                                 4/00 at 102             AA      2,152,792
                    NEW JERSEY - 0.7%
      4,750,000     Camden County Pollution Control Financing Authority
                         (Solid Waste Disposal and Resource Recovery System),
                         Alternative Minimum Tax, 7.125%, 12/01/01                      No Opt. Call           BBB+      4,853,883
      2,000,000     Camden County Pollution Control Finance Authority
                         (Solid Waste Disposal and Resource Recovery System),
                         7.250%, 12/01/10                                               12/01 at 102           BBB+      2,055,100
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    NEW MEXICO - 1.1%
   $ 10,870,000     New Mexico Mortgage Finance Authority,
                         7.800%, 9/01/17                                                 9/00 at 102             AA $   11,454,697
                    NEW YORK - 19.9%
                    Dormitory Authority of the State of New York
                         (City University):
      6,080,000          9.250%, 7/01/99                                                No Opt. Call           Baa1      6,977,286
     15,000,000          8.750%, 7/01/03                                                No Opt. Call           Baa1     18,103,050
                    Dormitory Authority of the State of New York
                         (State University):
      9,010,000          7.250%, 5/15/15 (Pre-refunded to 5/15/00)                       5/00 at 102            Aaa     10,247,794
     10,000,000          7.125%, 5/15/17 (Pre-refunded to 5/15/99)                       5/99 at 102            AAA     11,142,500
      4,500,000     New York State Energy Research and Development
                         Authority, Gas Facilities (The Brooklyn Union Gas
                         Company), Alternative Minimum Tax, 5.600%, 6/01/25              7/03 at 102            Aaa      4,351,590
     20,000,000     New York State Housing Finance Agency, Health
                         Facilities (New York City), 8.000%, 11/01/08                   11/00 at 102           BBB+     22,723,800
      4,620,000     New York State Medical Care Facilities Finance Agency
                         (Columbia Presbyterian Hospital), 7.250%, 2/15/12               8/97 at 102             Aa      4,893,781
     10,325,000     New York State Medical Care Facilities Finance Agency,
                         Hospital and Nursing Home Insured Mortgage (St.
                         Vincent's Hospital), 8.000%, 2/15/27 (Pre-refunded
                         to 8/15/97)                                                     8/97 at 102            Aaa     11,067,987
      9,860,000     New York State Medical Care Facilities Finance Agency,
                         Hospital and Nursing Home Insured Mortgage
                         (Albany Medical Center), 8.000%, 2/15/28                        8/98 at 102            AAA     10,843,436
      7,200,000     New York State Medical Care Facilities Finance Agency,
                         Hospital and Nursing Home, FHA-Insured (Buffalo
                         General Hospital), 7.700%, 2/15/22 (Pre-refunded
                         to 8/15/98)                                                     8/98 at 102            AAA      8,014,608
     16,520,000     New York State Medical Care Facilities Finance Agency
                         (Columbia-Presbyterian), 8.000%, 2/15/25
                         (Pre-refunded to 8/15/97)                                       8/97 at 102            Aaa     17,965,170
      5,000,000     New York State Medical Care Facilities Finance Agency
                         (Brookdale Hospital Medical Center), 6.850%, 2/15/17            2/05 at 102           Baa1      5,231,500
      5,000,000     New York State Medical Care, Health Care Center,
                         6.375%, 11/15/19                                               11/05 at 102             Aa      5,137,350
      7,150,000     New York State Thruway Authority, 6.000%, 1/01/25                    1/05 at 102            Aaa      7,274,482
     10,000,000     New York City Municipal Assistance Corporation,
                         6.875%, 7/01/07                                                 7/97 at 102             Aa     10,663,200
                    New York City General Obligation:
      5,000,000          7.250%, 8/15/07                                                No Opt. Call           Baa1      5,579,200
      6,750,000          6.625%, 2/15/25                                                 2/05 at 101           Baa1      6,932,723
                    New York City Municipal Water Finance Authority,
                         Water and Sewer System:
      5,180,000          5.750%, 6/15/18                                             6/02 at 101 1/2            Aaa      5,118,254
     12,875,000          7.500%, 6/15/19 (Pre-refunded to 6/15/00)                   6/00 at 101 1/2            Aaa     14,708,271
      7,585,000          6.000%, 6/15/20 (Pre-refunded to 6/15/00)                       6/00 at 100              A      8,087,127
      5,915,000          6.000%, 6/15/20                                                 6/00 at 100              A      5,858,216
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    NORTH CAROLINA - 2.8%
   $ 10,500,000     North Carolina Eastern Municipal Power Agency,
                         6.250%, 1/01/03                                                 1/02 at 102              A $   10,791,375
      5,640,000     North Carolina Housing Finance Agency, Alternative
                         Minimum Tax, 7.850%, 9/01/28                                    3/00 at 102             Aa      5,984,153
      5,900,000     North Carolina Municipal Power Agency No. 1
                         (Catawba), 8.500%, 1/01/17 (Pre-refunded to 1/01/96)            1/96 at 102            Aaa      6,063,725
      5,000,000     North Carolina Municipal Power Agency,
                         5.250%, 1/01/09                                                No Opt. Call              A      4,897,300
                    OKLAHOMA - 2.3%
      3,600,000     Bryan County Economic Development Authority, Single
                         Family Mortgage, 8.600%, 7/01/10                                7/00 at 102           Baa1      3,867,192
                    Tulsa Municipal Airport Trust (AMR Corporation):
      5,160,000          9.500%, 6/01/20                                                12/95 at 102           Baa2      5,291,580
      8,000,000          7.375%, 12/01/20                                               12/00 at 102           Baa2      8,424,160
      5,000,000     Tulsa Municipal Airport (AMR Corporation), Alternative
                         Minimum Tax, 7.600%, 12/01/30                                   6/01 at 102           Baa2      5,330,950
                    OREGON - 0.2%
      2,500,000     Northern Wasco County, People's Utility District
                         (Bonneville Power Administration), 5.200%, 12/01/24            12/03 at 102             Aa      2,305,075
                    PENNSYLVANIA - 1.9%
      2,790,000     Pennsylvania Housing Finance Agency, Alternative
                         Minimum Tax, 8.150%, 4/01/24                                    4/00 at 102             Aa      2,836,593
      3,830,000     Allegheny County Residential Finance Authority,
                         Alternative Minimum Tax, 7.950%, 6/01/23                        6/00 at 102            Aaa      4,091,283
      9,000,000     Philadelphia Water and Wastewater, 10.000%, 6/15/05                 No Opt. Call            Aaa     12,481,110
                    RHODE ISLAND - 1.9%
      5,000,000     Rhode Island Health and Educational Building
                         Corporation (Johnson and Wales University),
                         8.375%, 4/01/20 (Pre-refunded to 4/01/00)                       4/00 at 102            AAA      5,876,800
     11,940,000     Rhode Island Housing and Mortgage Finance
                         Corporation, 7.750%, 4/01/22                                    4/00 at 102            AA+     12,803,023
                    SOUTH CAROLINA - 0.4%
      3,640,000     South Carolina Jobs-Economic Development Authority
                         (Carolinas Hospital System), 7.550%, 9/01/22
                         (Pre-refunded to 9/01/02)                                       9/02 at 102           Baa1      4,311,835
                    TENNESSEE - 0.4%
      3,925,000     Tennessee Housing Development Agency, Alternative
                         Minimum Tax, 7.950%, 7/01/22                                    7/00 at 103             A1      4,181,028
                    TEXAS - 8.5%
      4,891,379     Texas General Services Commission, 7.500%, 9/01/22               3/96 at 102 1/2              A      5,106,649
      2,455,000     Texas Housing Agency, 8.125%, 9/01/06                                3/96 at 102             Aa      2,543,797
      6,000,000     Alliance Airport Authority (AMR Corporation),
                         Alternative Minimum Tax, 7.500%, 12/01/29                      12/00 at 102           Baa2      6,366,540
                    Arlington Independent School District, General
                         Obligation:
     12,650,000          0.000%, 2/15/12                                             2/05 at 67 5/16            Aaa      4,840,776
     12,640,000          0.000%, 2/15/13                                            2/05 at 62 29/32            Aaa      4,501,483
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    TEXAS (CONTINUED)
   $  7,060,000     Austin Combined Utility System, 7.750%, 11/15/12
                         (Pre-refunded to 5/15/96)                                       5/96 at 102            Aaa $    7,348,683
     20,500,000     Dallas-Fort Worth International Airport (AMR
                         Corporation), Alternative Minimum Tax,
                         7.500%, 11/01/25                                               11/00 at 102           Baa2     21,673,625
      4,610,000     El Paso Housing Finance Corporation, Single Family
                         Mortgage, 8.750%, 10/01/11                                      4/01 at 103              A      5,129,547
      5,750,000     Houston Senior Lien, Occupancy Tax, 6.000%, 7/01/05                 No Opt. Call            Aaa      6,172,395
      4,000,000     Houston Sewer System, 8.125%, 12/01/17
                         (Pre-refunded to 12/01/97)                                     12/97 at 102            Aaa      4,402,160
     15,130,000     Lubbock Health Facilities Development Corporation
                         (Methodist Hospital), 7.250%, 12/01/19
                         (Pre-refunded to 12/01/00)                                     12/00 at 102            Aaa     17,346,696
                    UTAH - 0.4%
      3,900,000     Intermountain Power Agency, 7.750%, 7/01/17
                         (Pre-refunded to 7/01/96)                                       7/96 at 102            Aaa      4,078,347
                    VIRGINIA - 1.2%
      4,000,000     Virginia Housing Development Authority, Alternative
                         Minimum Tax, 6.550%, 1/01/27                                    1/02 at 102             Aa      4,044,840
      2,000,000     Virginia Housing Development Authority,
                         7.050%, 5/01/18                                                 5/02 at 102             AA      2,106,960
      5,025,000     Henrico County Industrial Development Authority
                         (Bon Secours Health System), 7.500%, 9/01/07                    8/00 at 102             A1      5,604,383
                    WASHINGTON - 6.6%
                    Washington Public Power Supply System, Nuclear
                         Project No. 1:
      1,080,000          14.375%, 7/01/01                                               No Opt. Call            Aaa      1,578,798
      5,430,000          7.600%, 7/01/05                                                 7/00 at 102             Aa      6,002,268
      3,030,000          7.500%, 7/01/15 (Pre-refunded to 7/01/99)                       7/99 at 102            Aaa      3,416,083
      3,225,000          7.250%, 7/01/15 (Pre-refunded to 1/01/00)                       1/00 at 102            Aaa      3,643,444
      3,030,000          5.375%, 7/01/15                                                 7/03 at 102             Aa      2,814,445
      9,775,000          6.875%, 7/01/17                                                 7/01 at 102             Aa     10,339,505
                    Washington Public Power Supply System, Nuclear
                         Project No. 2:
      6,835,000          7.625%, 7/01/08 (Pre-refunded to 7/01/00)                       7/00 at 102            AAA      7,879,320
     13,240,000          7.375%, 7/01/12 (Pre-refunded to 7/01/00)                       7/00 at 102            AAA     15,124,581
                    Washington Public Power Supply System, Nuclear
                         Project No. 3:
      3,650,000          7.250%, 7/01/15 (Pre-refunded to 1/01/00)                       1/00 at 102            Aaa      4,123,587
      8,000,000          5.375%, 7/01/15                                                 7/03 at 102             Aa      7,430,880
      4,335,000     Tacoma Department of Public Utilities, Light Division,
                         9.375%, 1/01/15 (Pre-refunded to 1/01/96)                       1/96 at 102             A+      4,460,585
                    WYOMING - 0.2%
      1,735,000     Wyoming Community Development Authority,
                         Alternative Minimum Tax, 8.000%, 6/01/21                        5/00 at 103             Aa      1,809,725
                    PUERTO RICO - 0.6%
      6,050,000     Puerto Rico Highway and Transportation Authority,
                         5.500%, 7/01/19                                             7/03 at 101 1/2              A      5,783,678
   $933,801,379     Total Investments - (cost $906,831,486) - 98.1%                                                    986,949,064
   ============

      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    TEMPORARY INVESTMENTS IN SHORT-TERM
                    MUNICIPAL SECURITIES - 0.1%
   $  1,300,000     Port Authority of New York and New Jersey, Versatile
   ============
                         Structure Obligations, Variable Rate Demand Bonds,
                         3.600%, 5/01/19t                                                                      A-1+ $    1,300,000
                    Other Assets Less Liabilities - 1.8%                                                                17,549,262
                    Net Assets - 100%                                                                               $1,005,798,326
                                                                                                                    ==============

                                                                                      NUMBER                 MARKET         MARKET
                                 STANDARD & POOR'S                       MOODY'S   OF ISSUES                  VALUE        PERCENT
  SUMMARY OF                                   AAA                           Aaa          49           $374,167,757            38%
  RATINGS**                           AA+, AA, AA-             Aa1, Aa, Aa2, Aa3          32            180,935,112            18
  PORTFOLIO OF                                  A+                            A1           7             52,320,933             5
  INVESTMENTS                                A, A-                     A, A2, A3          18            142,541,725            15
  (EXCLUDING                       BBB+, BBB, BBB-         Baa1, Baa, Baa2, Baa3          30            231,197,537            23
  TEMPORARY                              Non-rated                     Non-rated           1              5,786,000             1
  INVESTMENTS):
  TOTAL                                                                                  137           $986,949,064           100%

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
(WI) Security purchased on a when-issued basis (note 1).
t The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


See accompanying notes to financial statements.

STATEMENT OF NET ASSETS
                                                                          NPP            NMA            NMO
ASSETS
Investments in municipal securities, at market value (note 1)       $1,255,372,642  $915,695,113  $  986,949,064
Temporary investments in short-term municipal securities,
   at amortized cost (note 1)                                            8,600,000     6,200,000       1,300,000
Cash                                                                        58,685       108,710          28,143
Receivables:
   Interest                                                             28,757,477    20,316,238      20,888,286
   Investments sold                                                     17,809,200    16,666,507      18,551,419
Prepaid Preferred shares auction fees (note 1)                             248,355        83,363         316,868
Other assets                                                                42,947        33,366          34,242
                                                                    --------------   -----------  --------------
     Total assets                                                    1,310,889,306   959,103,297   1,028,068,022
                                                                    --------------   -----------  --------------
Liabilities
Payable for investments purchased                                       14,135,474       --           17,149,552
Accrued expenses:
   Management fees (note 6)                                                677,091       505,202         531,977
   Other                                                                   249,276       176,568         144,429
Preferred share dividends payable                                          757,094       362,591         415,152
Common share dividends payable                                           5,266,532     3,781,932       4,028,586
                                                                    --------------   -----------  --------------
     Total liabilities                                                  21,085,467     4,826,293      22,269,696
                                                                    --------------   -----------  --------------
Net assets (note 7)                                                 $1,289,803,839  $954,277,004  $1,005,798,326
                                                                    ==============  ============  ==============
Preferred shares, at liquidation value                              $  400,000,000  $300,000,000  $  300,000,000
                                                                    ==============  ============  ==============
Preferred shares outstanding                                                16,000        12,000          12,000
                                                                    ==============  ============  ==============
Common shares outstanding                                               58,517,027    42,021,469      44,762,071
                                                                    ==============  ============  ==============
Net asset value per Common share outstanding (net assets
   less Preferred shares at liquidation value, divided by Common
   shares outstanding)                                               $       15.21  $      15.57   $       15.77
                                                                    ==============  ============  ==============
See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
Year ended October 31, 1995
                                                                          NPP            NMA            NMO
Investment Income
Tax-exempt interest income (note 1)                                  $ 86,991,376    $63,183,771   $ 66,953,556
                                                                     ------------    -----------   ------------
Expenses:
   Management fees (note 6)                                             7,843,756      5,834,340      6,128,810
   Preferred shares--auction fees                                       1,083,490        781,250        700,000
   Preferred shares--dividend disbursing agent fees                        40,000         50,000         35,000
   Shareholders' servicing agent fees and expenses                        280,305        161,920        181,460
   Custodian's fees and expenses                                          137,218        109,613        110,767
   Directors' fees and expenses (note 6)                                    5,212          3,399          4,485
   Professional fees                                                       82,135         41,277         25,668
   Shareholders' reports--printing and mailing expenses                   202,924        219,211        188,519
   Stock exchange listing fees                                             51,076         24,737         32,197
   Investor relations expense                                              62,823         43,178         49,825
   Other expenses                                                          48,992         38,624         67,821
                                                                     ------------    -----------   ------------
     Total expenses                                                     9,837,931      7,307,549      7,524,552
                                                                     ------------    -----------   ------------
       Net investment income                                           77,153,445     55,876,222     59,429,004
                                                                     ------------    -----------   ------------
Realized and Unrealized Gain (Loss)
from Investments
Net realized gain (loss) from investment transactions (note 3)         (1,471,114)       208,379        732,368
Net change in unrealized appreciation or depreciation
   of investments                                                      50,905,804     42,497,416     49,233,857
                                                                     ------------    -----------   ------------
       Net gain from investments                                       49,434,690     42,705,795     49,966,225
                                                                     ------------    -----------   ------------
Net increase in net assets from operations                           $126,588,135    $98,582,017   $109,395,229
                                                                     ============    ===========   ============
See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
                                                                               NPP                           NMA
                                                                    Year ended     Year ended     Year ended     Year ended
                                                                     10/31/95       10/31/94       10/31/95       10/31/94
Operations
Net investment income                                             $   77,153,445 $   77,129,687  $ 55,876,222   $ 55,902,575
Net realized gain (loss) from investment transactions                 (1,471,114)       727,850       208,379       (501,699)
Net change in unrealized appreciation or depreciation
   of investments                                                     50,905,804    (90,005,161)    42,497,416   (73,737,637)
                                                                  -------------- --------------  ------------   ------------
   Net increase (decrease) in net assets from operations             126,588,135    (12,147,624)    98,582,017   (18,336,761)
                                                                  -------------- --------------  ------------   ------------
Distributions to Shareholders (note 1)
From undistributed net investment income:
     Common shareholders                                             (63,115,341)    (64,153,906)   (45,761,387)  (47,153,320)
     Preferred shareholders                                          (16,186,207)    (14,171,663)   (11,898,209)   (9,391,237)
From accumulated net realized gains from investment
   transactions:
     Common shareholders                                                --             --             --             --
     Preferred shareholders                                             --             --             --             --
                                                                  -------------- --------------  ------------   ------------
   Decrease in net assets from distributions to shareholders         (79,301,548)    (78,325,569)   (57,659,596)  (56,544,557)
                                                                  -------------- --------------  ------------   ------------
Capital Share Transactions (note 2)
Common shares:
   Net proceeds from Common shares issued to shareholders due to reinvestment of distributions from net investment income
     and from net realized gains from investment transactions          1,880,388      5,959,663       --           4,679,057
                                                                  -------------- --------------  ------------   ------------
   Net increase in net assets derived from capital share
     transactions                                                      1,880,388      5,959,663       --           4,679,057
                                                                  -------------- --------------  ------------   ------------
     Net increase (decrease) in net assets                            49,166,975    (84,513,530)   40,922,421    (70,202,261)
Net assets at beginning of year                                    1,240,636,864  1,325,150,394   913,354,583    983,556,844
                                                                  -------------- --------------  ------------   ------------
Net assets at end of year                                         $1,289,803,839 $1,240,636,864  $954,277,004   $913,354,583
                                                                  ============== ==============  ============   ============
Balance of undistributed net investment income at end of year     $    2,217,688 $    4,365,791  $  1,576,094   $  3,359,468
                                                                  ============== ==============  ============   ============
See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
                                                                                 NMO
                                                                    Year ended        Year ended
                                                                     10/31/95          10/31/94
Operations
Net investment income                                             $   59,429,004    $   59,553,771
Net realized gain (loss) from investment transactions                    732,368          (934,870)
Net change in unrealized appreciation or depreciation
   of investments                                                     49,233,857       (80,669,174)
                                                                  --------------    --------------
   Net increase (decrease) in net assets from operations             109,395,229       (22,050,273)
                                                                  --------------    --------------
Distributions to Shareholders (note 1)
From undistributed net investment income:
     Common shareholders                                             (48,745,905)      (50,212,724)
     Preferred shareholders                                          (12,294,377)      (10,234,676)
From accumulated net realized gains from investment
   transactions:
     Common shareholders                                                --              (1,718,919)
     Preferred shareholders                                             --                (261,160)
                                                                  --------------    --------------
   Decrease in net assets from distributions to shareholders         (61,040,282)      (62,427,479)
                                                                  --------------    --------------
Capital Share Transactions (note 2)
Common shares:
   Net proceeds from Common shares issued to shareholders due to reinvestment of distributions from net investment income
     and from net realized gains from investment transactions           --               4,329,373
                                                                  --------------    --------------
   Net increase in net assets derived from capital share
     transactions                                                        --               4,329,373
                                                                  --------------    --------------
     Net increase (decrease) in net assets                            48,354,947       (80,148,379)
Net assets at beginning of year                                      957,443,379     1,037,591,758
                                                                  --------------    --------------
Net assets at end of year                                         $1,005,798,326    $  957,443,379
                                                                  ==============    ==============
Balance of undistributed net investment income at end of year     $    1,667,618    $    3,278,896
                                                                  ==============    ==============
See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
At October 31, 1995, the National Funds (the "Funds") covered in this report and their corresponding New York Stock Exchange symbols are Nuveen Performance Plus Municipal Fund, Inc. (NPP), Nuveen Municipal Advantage Fund, Inc. (NMA) and Nuveen Municipal Market Opportunity Fund, Inc. (NMO).

The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation
Portfolio securities for which market quotations are readily available are valued at the mean between the quoted bid and asked prices or the yield equivalent. Portfolio securities for which market quotations are not readily available are valued at fair value by consistent application of methods determined in good faith by the Board of Directors. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are traded and valued at amortized cost.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of their purchase commitments. At October 31, 1995, NMO had outstanding purchase commitments that amounted to $17,149,552. There were no such purchase commitments in either NPP or NMA.

Interest Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Federal Income Taxes
The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing all of their net investment income, in addition to any significant amounts of net realized gains from investments, to shareholders. The Funds currently consider significant net realized gains as amounts in excess of $.01 per Common share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. All income dividends paid during the year ended October 31, 1995, have been designated Exempt Interest Dividends.

Dividends and Distributions to Shareholders
Net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts after month-end. Net realized gains from securities transactions are distributed to shareholders not less frequently than annually only to the extent they exceed available capital loss carryovers.

Distributions to shareholders of net investment income and net realized capital gains are recorded on the ex-dividend date. The amount and timing of such distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may result and will be classified as either distributions in excess of net investment income or distributions in excess of net realized capital gains, if applicable.

Preferred Shares
The Funds have issued and outstanding $25,000 stated value Preferred shares.
Each Fund's Preferred shares are issued in more than one Series. The dividend rate on each Series may change every seven days, as set by the auction agent, except for those Series which have lengthened their current dividend periods from seven days to three and five years (as indicated below). The number of shares outstanding, by Series and in total, for each of the Funds is as follows:
                                                                          NPP            NMA            NMO
   Number of shares:
     Series M                                                            4,000          3,000          4,000
     Series T                                                            4,000t         3,000          4,000tt
     Series W                                                            4,000          3,000           --
     Series F                                                            4,000t         3,000t         4,000
                                                                        ------         ------         ------

       Total
                                                                        16,000         12,000         12,000
                                                                        ======         ======         ======

t Three year period   tt Five year period

Preferred share auction fees paid in connection with lengthening the dividend periods on the Series noted above have been capitalized and are being amortized over the respective dividend periods.

Derivative Financial Instruments
In October 1994, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 119 Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments which prescribes disclosure requirements for transactions in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the year ended October 31, 1995, other than occasional purchases of high quality synthetic money market securities which were held temporarily pending the re-investment in long-term portfolio securities.

2. Fund Shares
Transactions in Common shares were as follows:
                                                                                 NPP                           NMA
                                                                      Year ended     Year ended     Year ended     Year ended
                                                                       10/31/95       10/31/94       10/31/95       10/31/94
Shares issued to shareholders due to reinvestment of
   distributions from net investment income and from
   net realized gains from investment transactions                      124,648        378,516          --           291,229
                                                                        =======        =======        =======        =======
                                                                                NMO
                                                                      Year ended     Year ended
                                                                       10/31/95       10/31/94
Shares issued to shareholders due to reinvestment of
   distributions from net investment income and from
   net realized gains from investment transactions                        --           272,855
                                                                        =======        =======

3. Securities Transactions
Purchase and sales (including maturities) of investments in municipal securities and temporary municipal investments during the year ended October
31, 1995, were as follows:
                                                                          NPP            NMA            NMO
PURCHASES
Investments in municipal securities                                   $88,270,920    $36,708,303   $130,147,779
Temporary municipal investments                                        95,250,000     56,450,000     57,920,000
SALES AND MATURITIES
Investments in municipal securities                                    92,863,954     51,378,024    126,540,920
Temporary municipal investments                                        88,650,000     51,930,000     56,620,000
                                                                      ===========    ===========   ============
At October 31, 1995, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

At October 31, 1995, the Funds had unused capital loss carryovers available for federal income tax purposes to be applied against future security gains, if any. If not applied, the carryovers will expire as follows:
                                                                          NPP            NMA            NMO
   Expiration year:
     1997                                                             $  282,872     $   --          $   --
     1998                                                                516,783         --              --
     1999                                                                859,468         --              --
     2000                                                                 --             --              --
     2001                                                              5,803,009      2,476,519          --
     2002                                                                 --            501,699        202,503
     2003                                                              1,471,114         --              --
                                                                      ----------     ----------      --------
   Total                                                              $8,933,246     $2,978,218      $202,503
                                                                      ==========     ==========      ========

4. DISTRIBUTIONS TO COMMON SHAREHOLDERS
On November 1, 1995, the Funds declared Common share dividend distributions from their ordinary income that were paid December 1, 1995, to shareholders of record on November 15, 1995, as follows:
                                                                          NPP            NMA            NMO
   Dividend per share                                                   $.0900         $.0900         $.0900
                                                                        ======         ======         ======

5. UNREALIZED APPRECIATION (DEPRECIATION)
Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 1995, were as follows:
                                                                          NPP            NMA            NMO
Gross unrealized:
   Appreciation                                                       $81,206,832    $70,853,280    $81,920,739
   Depreciation                                                        (1,290,830)    (1,359,805)    (1,803,161)
                                                                      -----------    -----------    -----------
Net unrealized appreciation                                           $79,916,002    $69,493,475    $80,117,578
                                                                      ===========    ===========    ===========

6. MANAGEMENT FEE AND OTHER TRANSACTIONS
WITH AFFILIATES
Under the Funds' investment management agreements with Nuveen Advisory Corp.
(the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each
Fund pays to the Adviser an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net asset value of each Fund:
Average daily net asset value                                       Management fee
For the first $125,000,000                                              .65 of 1%
For the next $125,000,000                                             .6375 of 1
For the next $250,000,000                                              .625 of 1
For the next $500,000,000                                             .6125 of 1
For the next $1,000,000,000                                              .6 of 1
For net assets over $2,000,000,000                                    .5875 of 1

The fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those Directors who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

7. COMPOSITION OF NET ASSETS
At October 31, 1995, net assets consisted of:
                                                                          NPP            NMA            NMO
Preferred shares, $25,000 stated value per share, at
   liquidation value                                                $  400,000,000  $300,000,000  $  300,000,000
Common shares, $.01 par value per share                                    585,170       420,215         447,621
Paid-in surplus                                                        816,018,225   585,765,438     623,768,012
Balance of undistributed net investment income                           2,217,688     1,576,094       1,667,618
Accumulated net realized gain (loss) from investment transactions       (8,933,246)   (2,978,218)       (202,503)
Net unrealized appreciation or depreciation of investments              79,916,002    69,493,475      80,117,578
                                                                    --------------   -----------  --------------
   Net assets                                                       $1,289,803,839  $954,277,004  $1,005,798,326
                                                                    ==============  ============  ==============
Authorized shares:
   Common                                                              200,000,000   200,000,000     200,000,000
   Preferred                                                             1,000,000     1,000,000       1,000,000
                                                                    ==============  ============  ==============

8. Investment Composition
Each Fund invests in municipal securities which include general obligation, escrowed and revenue bonds. At October 31, 1995, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:
                                                                          NPP            NMA            NMO
Revenue Bonds:
   Housing Facilities                                                     25%            16%            17%
   Pollution Control Facilities                                           10             10              8
   Educational Facilities                                                  1              3              3
   Transportation                                                          3              2              7
   Lease Rental Facilities                                                --              3              4
   Health Care Facilities                                                  5              7             10
   Water / Sewer Facilities                                                1              3              5
   Electric Utilities                                                     13              9              9
   Other                                                                   6              6              6
General Obligation Bonds                                                   4              4              4
Escrowed Bonds                                                            32             37             27
                                                                         ----           ----           ----
                                                                         100%           100%           100%
                                                                         ====           ====           ====
Certain long-term and intermediate-term investments owned by the Funds are covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, either of which ensure the timely payment of principal and interest in the event of default (45% for NPP, 51% for NMA and 37% for NMO).
Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares.

All of the temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS
FOLLOWS:
                                          Operating performance              Dividends from net
                                                                              investment income
                                                            Net
                                                   realized and
                      Net asset                      unrealized
                          value             Net     gain (loss)
                      beginning      investment            from      To Common     To Preferred
                      of period          income   investmentstt   shareholders    shareholderst
NPP
Year ended 10/31,
   1995                 $14.400          $1.320        $  .847        $(1.080)          $(.277)
   1994                  15.950           1.324         (1.529)        (1.102)           (.243)
   1993                  14.930           1.359          1.074         (1.203)           (.210)
5 mos. ended
   10/31/92              14.960            .574          (.067)         (.455)           (.082)
Year ended 5/31,
   1992                  14.280           1.395           .608         (1.042)           (.281)
   1991                  13.680           1.387           .628         (1.025)           (.390)
6/22/89 to
   5/31/90               14.050           1.120          (.274)         (.788)           (.265)
NMA
Year ended 10/31,
   1995                  14.600           1.330          1.012         (1.089)           (.283)
   1994                  16.380           1.333         (1.764)        (1.125)           (.224)
   1993                  15.130           1.392          1.349         (1.254)           (.211)
   1992                  14.950           1.447           .126         (1.130)           (.239)
   1991                  13.780           1.458          1.165         (1.098)           (.355)
12/19/89 to
   10/31/90              14.050           1.088          (.168)         (.716)           (.287)
NMO
Year ended 10/31,
   1995                  14.690           1.328          1.116         (1.089)           (.275)
   1994                  16.580           1.334         (1.825)        (1.125)           (.229)
   1993                  15.370           1.386          1.279         (1.228)           (.207)
   1992                  15.160           1.424           .170         (1.138)           (.228)
   1991                  13.980           1.442          1.179         (1.104)           (.337)
5/21/90 to
   10/31/90              14.050            .718           .034          (.450)           (.184)
                                     Distributions from capital gains
                                                         Organization                       Per
                                                         and offering                    Common
                                                            costs and                     share
                                                      Preferred share   Net asset        market
                          To Common    To Preferred      underwriting   value end    value end
                       shareholders   shareholderst         discounts   of period     of period
NPP
Year ended 10/31,
   1995                     $  --            $  --            $  --       $15.210       $15.250
   1994                        --               --               --        14.400        13.375
   1993                        --               --               --        15.950        16.625
5 mos. ended
   10/31/92                    --               --               --        14.930        15.000
Year ended 5/31,
   1992                        --               --               --        14.960        15.000
   1991                        --               --               --        14.280        14.625
6/22/89 to
   5/31/90                     --               --             (.163)      13.680        14.000
NMA
Year ended 10/31,
   1995                        --               --               --        15.570        15.125
   1994                        --               --               --        14.600        13.500
   1993                      (.022)          (.004)              --        16.380        17.000
   1992                      (.018)          (.006)              --        15.130        15.250
   1991                        --               --               --        14.950        15.750
12/19/89 to
   10/31/90                    --               --             (.187)      13.780        13.875
NMO
Year ended 10/31,
   1995                        --               --               --        15.770        15.000
   1994                      (.039)          (.006)              --        14.690        13.250
   1993                      (.017)          (.003)              --        16.580        17.250
   1992                      (.014)          (.004)              --        15.370        15.375
   1991                        --               --               --        15.160        16.000
5/21/90 to
   10/31/90                    --               --             (.188)      13.980        13.750
                                                                                 Ratios/Supplemental data
                                                                                        Ratio
                            Total                                                      of net
                       investment          Total                      Ratio of     investment
                           return         return     Net assets    expenses to         income   Portfolio
                        on market   on net asset end of period     average net    to average     turnover
                          value**        value** (in thousands)      assets***  net assets***        rate
NPP
Year ended 10/31,
   1995                    22.77%         13.58%     $1,289,804           .78%          6.08%          7%
   1994                   (13.56)         (2.92)      1,240,637           .79           6.01          12
   1993                    19.30          15.42       1,325,150           .76           6.04           4
5 mos. ended
   10/31/92                 2.94           2.81       1,254,800           .74*          6.16*          5
Year ended 5/31,
   1992                     9.94          12.50       1,252,009           .74           6.44           5
   1991                    12.30          12.42       1,204,809           .75           6.63          14
6/22/89 to
   5/31/90                 (1.45)          3.07       1,166,027           .71*          6.57*         22
NMA
Year ended 10/31,
   1995                    20.69          14.62         954,277           .78           5.98           4
   1994                   (14.66)         (4.16)        913,355           .79           5.88          10
   1993                    20.38          17.34         983,557           .77           6.03          13
   1992                     4.04           9.15         923,426           .75           6.44           7
   1991                    22.06          17.06         909,345           .76           6.70           5
12/19/89 to
   10/31/90                (2.80)          3.25         856,867           .75*          6.65*          2
NMO
Year ended 10/31,
   1995                    21.98          15.30       1,005,798           .76           6.04          13
   1994                   (17.27)         (4.57)        957,443           .78           5.96          18
   1993                    20.86          16.53       1,037,592           .76           6.05          13
   1992                     3.17           9.24         975,368           .74           6.40           5
   1991                    25.17          16.98         958,781           .75           6.70           7
5/21/90 to
   10/31/90                (5.43)          2.74         901,754           .73*          6.31*          1

* Annualized.
** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share.
*** Ratios do not reflect the effect of dividend payments to Preferred shareholders.
t The amounts shown are based on Common share equivalents.
tt Net of taxes, if applicable..

REPORT OF INDEPENDENT AUDITORS
The Board of Directors and Shareholders
Nuveen Performance Plus Municipal Fund, Inc.
Nuveen Municipal Advantage Fund, Inc.
Nuveen Municipal Market Opportunity Fund, Inc.

We have audited the accompanying statements of net assets, including the portfolios of investments, of Nuveen Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc. and Nuveen Municipal Market Opportunity Fund, Inc. as of October 31, 1995, and the related statements of operations and changes in net assets and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Nuveen Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc. and Nuveen Municipal Market Opportunity Fund, Inc. at October 31, 1995, and the results of their operations, changes in their net assets and financial highlights for the periods indicated, in conformity with generally accepted accounting principles.

Ernst & Young LLP

Chicago, Illinois
December 15, 1995

Build your wealth automatically
Photographic image of Customer Service Rep at Nuveen.
Managing your portfolio takes skill, experience, and informed judgment, but our efforts to help you build your wealth don't stop there. At Nuveen, we offer a number of convenient ways to build your tax-free portfolio and earn the tax-free income you need to achieve your financial goals.
Nuveen Exchange-traded fund Dividend Reinvestment Plan
Your Nuveen exchange-traded fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares. If you do not elect to reinvest distributions, all distributions are paid by check, or can be deposited directly into your bank or brokerage account.
  By choosing to reinvest, you'll be able to set aside money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Income or capital gains taxes may be payable on dividends or distributions that are reinvested. You'll also benefit from dollar-cost averaging, a technique of investing at regular intervals, which allows you to build a high-quality, tax-free portfolio conveniently and cost effectively over time. All reinvestments are invested in full and fractional shares and are kept in non-certificated form by the Plan Agent, Chase Manhattan Bank.
  To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.
  The shares you acquire by reinvesting will either be purchased on the open market or be newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will be invested within 30 days of the dividend payment date; no interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

  You may, of course, change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.
  You also can reinvest if your shares are registered in the name of a brokerage firm, bank, or other nominee. Just ask your investment adviser if the firm will participate on your behalf. If not, it's easy to have the shares registered in your name and to apply for a reinvestment account directly. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.
  The Fund reserves the right to amend or terminate the Plan at any time. Although, the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.
  For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your investment adviser or call us toll-free at 1.800.257.8787.
Photographic image of Customer Service Rep at Nuveen.
"When it comes to financial planning, your investment adviser knows your situation best. And when we can give you the account information you need, our motto is simple: We're here to help."
Photographic image of Customer Service Rep at Nuveen.
"At Nuveen, we make reinvesting easy. A phone call is all it takes to set up your reinvestment account."

Useful information
Photographic image of Customer Service Rep at Nuveen.
"When questions come up about your investment, we're happy to provide the up-to-date information you and your adviser need."
Nuveen Shareholder Services:
1.800.257.8787
Call Monday through Friday, 9 a.m. to 6 p.m., EST for information on your Nuveen Fund's current account balance, yield, dividend, net asset value, closing price, and general information.

Dividend Reinvestment:
1.800.257.8787
Monday through Friday, 9 a.m. to 6 p.m., EST

Taking Stock Newsletter:
1.800.257.8787
Call Monday through Friday, 9 a.m. to 6 p.m., EST if you're not currently getting our quarterly shareholder newsletter and would like to do so. We will be happy to add your name to our mailing list.
Photographic image of woman seated and man standing behind her representing Nuveen investors.
Many conservative investors are comfortable with Nuveen's emphasis on long term value. That's why they depend on Nuveen for the tax-free income they need to reach their goals.

Your investment partner
Photographic image of John Nuveen, Sr., founder of Nuveen.
For nearly 100 years, Nuveen has earned its reputation as a tax-free income specialist by focusing on municipal bonds.

Since 1898, John Nuveen & Co. Incorporated has worked to bring together the various participants in the municipal bond industry and build strong partnerships that benefit all concerned. Investors, financial advisers, municipal officials, investment bankers--Nuveen believes that forging relationships with these groups based on trust and value is the key to successful investing.
  As the oldest and largest municipal bond specialist in the United States, Nuveen's investment bankers work with issuers to understand and meet their needs in structuring and selling their bond issues.
  Nuveen also works closely with financial advisers around the country, including brokerage firms, banks, insurance companies, and independent financial planners, to bring the benefits of tax-free investing to you. These advisers are experts at identifying your needs and recommending the best solutions for your situation. Together we make a powerful team, helping you create a successful investment plan that meets your needs today and in the future.

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, Illinois 60606-1286
ETF2-DEC 95